UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2013

Date of reporting period:	6/30/2013

Item 1. Schedule of Investments

Prudential Conservative Allocation Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	301,014	$6,538,015
Prudential Government Income Fund, Inc. (Class Z)	1,572,680	14,909,011
Prudential High Yield Fund, Inc. (Class Q)	703,141	3,944,621
Prudential International Equity Fund (Class Z)	1,992,537	12,991,340
Prudential Jennison 20/20 Focus Fund (Class Q)*	144,980	2,605,294
Prudential Jennison Equity Opportunity Fund (Class Z)	140,611	2,609,733
Prudential Jennison Growth Fund (Class Z)*	92,788	2,214,856
Prudential Jennison Market Neutral Fund (Class Z)*	419,714	3,924,322
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	110,026	3,903,716
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	20,289	915,864
Prudential Jennison Small Company Fund, Inc. (Class Q)	73,963	1,954,113
Prudential Jennison Value Fund (Class Q)	151,935	2,739,380
Prudential Large-Cap Core Equity Fund (Class Z)	543,701	7,677,056
Prudential Mid-Cap Value Fund (Class Q)	70,262	1,307,574
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	3,672,117	41,605,083
Prudential Small-Cap Value Fund (Class Z)	115,997	1,954,551
Prudential Strategic Value Fund (Class Z)	411,287	5,338,509
Prudential Total Return Bond Fund, Inc. (Class Q)	871,300	12,189,493

TOTAL LONG-TERM INVESTMENTS (cost $108,622,131)		129,322,531

SHORT-TERM INVESTMENT— 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,285,974)(a)	1,285,974	1,285,974

TOTAL INVESTMENTS — 100.2% (cost $109,908,105)(b)		130,608,505
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(231,017)

NET ASSETS — 100.0%		$130,377,488

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments was $112,212,898; accordingly, net unrealized appreciation on investments for federal income tax purposes was $18,395,607 (gross unrealized appreciation $18,598,126; gross unrealized depreciation $202,519). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$129,322,531	$—	$—
Affiliated Money Market Mutual Fund	1,285,974	—	—

Total	$130,608,505	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	358,411	$7,784,691
Prudential Government Income Fund, Inc. (Class Z)	1,313,469	12,451,682
Prudential High Yield Fund, Inc. (Class Q)	835,795	4,688,811
Prudential International Equity Fund (Class Z)	3,554,359	23,174,420
Prudential Jennison 20/20 Focus Fund (Class Q)*	344,834	6,196,674
Prudential Jennison Equity Opportunity Fund (Class Z)	334,430	6,207,025
Prudential Jennison Growth Fund (Class Z)*	207,771	4,959,492
Prudential Jennison Market Neutral Fund (Class Z)*	666,267	6,229,597
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	174,672	6,197,354
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	24,106	1,088,137
Prudential Jennison Small Company Fund, Inc. (Class Q)	175,984	4,649,484
Prudential Jennison Value Fund (Class Q)	352,540	6,356,300
Prudential Large-Cap Core Equity Fund (Class Z)	1,084,833	15,317,844
Prudential Mid-Cap Value Fund (Class Q)	166,491	3,098,391
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	1,607,207	18,209,658
Prudential Small-Cap Value Fund (Class Z)	275,666	4,644,969
Prudential Strategic Value Fund (Class Z)	846,395	10,986,213
Prudential Total Return Bond Fund, Inc. (Class Q)	812,876	11,372,136

TOTAL LONG-TERM INVESTMENTS (cost $117,979,508)		153,612,878

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,585,844)(a)	1,585,844	1,585,844

TOTAL INVESTMENTS — 100.2% (cost $119,565,352)(b)		155,198,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(330,768)

NET ASSETS — 100.0%		$154,867,954

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments was $124,647,387; accordingly, net unrealized appreciation on investments for federal income tax purposes was $30,551,335 (gross unrealized appreciation $30,872,149; gross unrealized depreciation $320,814). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$153,612,878	$—	$—
Affiliated Money Market Mutual Fund	1,585,844	—	—

Total	$155,198,722	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	191,763	$4,165,084
Prudential Government Income Fund, Inc. (Class Z)	17,418	165,127
Prudential International Equity Fund (Class Z)	3,039,745	19,819,140
Prudential Jennison 20/20 Focus Fund (Class Q)*	253,353	4,552,756
Prudential Jennison Equity Opportunity Fund (Class Z)	312,492	5,799,854
Prudential Jennison Growth Fund (Class Z)*	110,941	2,648,167
Prudential Jennison Market Neutral Fund (Class Z)*	444,395	4,155,092
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	116,509	4,133,749
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	12,861	580,545
Prudential Jennison Small Company Fund, Inc. (Class Q)	141,068	3,727,010
Prudential Jennison Value Fund (Class Q)	280,414	5,055,865
Prudential Large-Cap Core Equity Fund (Class Z)	755,236	10,663,931
Prudential Mid-Cap Value Fund (Class Q)	88,960	1,655,554
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	73,737	835,438
Prudential Small-Cap Value Fund (Class Z)	220,835	3,721,068
Prudential Strategic Value Fund (Class Z)	580,095	7,529,630
Prudential Total Return Bond Fund, Inc. (Class Q)	196,617	2,750,670

TOTAL LONG-TERM INVESTMENTS (cost $60,536,425)		81,958,680

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $927,909)(a)	927,909	927,909

TOTAL INVESTMENTS — 100.3% (cost $61,464,334)(b)		82,886,589
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(280,435)

NET ASSETS — 100.0%		$82,606,154

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments was $64,774,062; accordingly, net unrealized appreciation on investments for federal income tax purposes was $18,112,527 (gross unrealized appreciation $18,323,190; gross unrealized depreciation $210,663). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$81,958,680	$—	$—
Affiliated Money Market Mutual Fund	927,909	—	—

Total	$82,886,589	$—	$—

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS — 100.1%
Aerospace & Defense — 6.4%
Boeing Co. (The)	447,473	$45,839,134
Precision Castparts Corp.	201,391	45,516,380
Rolls-Royce Holdings PLC (United Kingdom)*	702,503	12,096,041
United Technologies Corp.	364,151	33,844,194

		137,295,749

Beverages — 1.7%
Diageo PLC (United Kingdom)	829,902	23,798,671
Monster Beverage Corp.*(a)	192,977	11,727,212

		35,525,883

Biotechnology — 8.8%
Alexion Pharmaceuticals, Inc.*	347,866	32,087,160
Biogen Idec, Inc.*	227,735	49,008,572
Celgene Corp.*	188,008	21,980,015
Gilead Sciences, Inc.*(a)	807,389	41,346,391
Vertex Pharmaceuticals, Inc.*	563,615	45,015,930

		189,438,068

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	204,286	30,898,257
Morgan Stanley	1,011,171	24,702,908

		55,601,165

Chemicals — 2.6%
Monsanto Co.	558,462	55,176,046

Computers & Peripherals — 3.8%
Apple, Inc.	173,330	68,652,546
EMC Corp.	576,655	13,620,591

		82,273,137

Energy Equipment & Services — 1.1%
FMC Technologies, Inc.*	322,003	17,929,127
Schlumberger Ltd.	90,353	6,474,696

		24,403,823

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	408,602	45,179,123
Whole Foods Market, Inc.	718,135	36,969,590

		82,148,713

Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	1,102,588	31,456,836

Healthcare Equipment & Supplies — 2.4%
Abbott Laboratories	843,252	29,412,630
Intuitive Surgical, Inc.*	42,443	21,500,775

		50,913,405

Healthcare Providers & Services — 2.1%
Express Scripts Holding Co.*	343,183	21,170,959
UnitedHealth Group, Inc.	348,800	22,839,424

		44,010,383

Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc.*(a)	71,927	26,206,603
Dunkin’ Brands Group, Inc.	645,470	27,639,025
Starbucks Corp.	421,732	27,619,229

		81,464,857

Internet & Catalog Retail — 6.7%
Amazon.com, Inc.*	278,057	77,213,648
Netflix, Inc.*(a)	44,799	9,456,621
priceline.com, Inc.*	70,088	57,971,888

		144,642,157

Internet Software & Services — 9.5%
ebay, Inc.*	575,835	29,782,186
Facebook, Inc. (Class A Stock)*	994,257	24,717,229
Google, Inc. (Class A Stock)*	108,500	95,520,145
LinkedIn Corp. (Class A Stock)*	252,453	45,012,370
Rackspace Hosting, Inc.*(a)	253,924	9,621,180

		204,653,110

IT Services — 7.2%
International Business Machines Corp.	128,969	24,647,266
MasterCard, Inc. (Class A Stock)	142,313	81,758,818
Visa, Inc. (Class A Stock)	264,911	48,412,485

		154,818,569

Life Sciences Tools & Services — 1.3%
Illumina, Inc.*(a)	372,385	27,869,293

Media — 3.1%
Discovery Communications, Inc. (Class A Stock)*(a)	286,353	22,109,315
Walt Disney Co. (The)(a)	712,870	45,017,741

		67,127,056

Oil, Gas & Consumable Fuels — 2.2%
Concho Resources, Inc.*	304,578	25,499,270
EOG Resources, Inc.	165,970	21,854,930

		47,354,200

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	627,768	41,288,301

Pharmaceuticals — 4.7%
Allergan, Inc.	290,961	24,510,554
Bristol-Myers Squibb Co.	475,081	21,231,370
Novo Nordisk A/S (Denmark), ADR	238,568	36,970,883
Perrigo Co.	149,151	18,047,271

		100,760,078

Real Estate Investment Trusts — 0.9%
American Tower Corp.	272,265	19,921,630

Road & Rail — 3.3%
Canadian Pacific Railway Ltd. (Canada)	131,777	15,995,093
Kansas City Southern	144,247	15,284,412
Union Pacific Corp.	253,965	39,181,720

		70,461,225

Semiconductors & Semiconductor Equipment — 2.4%
ARM Holdings PLC (United Kingdom), ADR(a)	590,240	21,354,883
Avago Technologies Ltd.	369,093	13,796,696
Broadcom Corp. (Class A Stock)	452,460	15,275,050

		50,426,629

Software — 5.4%
Red Hat, Inc.*	654,780	31,311,580

Salesforce.com, Inc.*(a)	799,561	30,527,239
Splunk, Inc.*	301,845	13,993,534
Tableau Software, Inc. (Class A Stock)*	6,972	386,388
VMware, Inc. (Class A Stock)*(a)	369,579	24,758,097
Workday, Inc. (Class A Stock)*(a)	246,803	15,817,604

		116,794,442

Specialty Retail — 4.2%
Inditex SA (Spain)	316,841	39,080,639
TJX Cos., Inc.	1,029,402	51,531,864

		90,612,503

Textiles, Apparel & Luxury Goods — 6.1%
Lululemon Athletica, Inc.*(a)	171,269	11,221,545
Luxottica Group SpA (Italy)	497,913	25,191,965
NIKE, Inc. (Class B Stock)	770,834	49,086,709
Ralph Lauren Corp.	210,084	36,499,994
Swatch Group AG (The) (Switzerland)	18,460	10,083,572

		132,083,785

Wireless Telecommunication Services — 0.6%
Crown Castle International Corp.*	184,184	13,333,080

TOTAL COMMON STOCKS (cost $1,412,393,724)		2,151,854,123

PREFERRED STOCK
Aerospace & Defense
Rolls-Royce Holdings PLC, (PRFC C) (United Kingdom)* (cost $114,597)	76,228,782	115,941

TOTAL LONG-TERM INVESTMENTS (cost $1,412,508,321)		2,151,970,064

SHORT-TERM INVESTMENT — 8.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $182,690,067; includes $172,830,301 of cash collateral for securities on loan)(b)(c)	182,690,067	182,690,067

TOTAL INVESTMENTS — 108.6% (cost $1,595,198,388)(d)		2,334,660,131
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(184,515,155)

NET ASSETS — 100.0%		$2,150,144,976

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $167,909,895; cash collateral of $172,830,301 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Series’ investments was $1,603,698,113; accordingly, net unrealized appreciation on investments for federal income tax purposes was $730,962,018 (gross unrealized appreciation $742,475,558; gross unrealized depreciation $11,513,540). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,041,603,235	$110,250,888	$—
Preferred Stock	—	115,941	—
Affiliated Mutual Fund	182,690,067	—	—

Total	$2,224,293,302	$110,366,829	$—

Fair value of Level 2 investments at 9/30/12 was $17,867,339. An amount of $41,693,651 was transferred from Level 1 to Level 2 at 6/30/13 as a result of fair valuing using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Series normally values its securities and the earlier closing of foreign markets.

It is the Series’ policy to recognize transfers in and tranfers out as of the beginning of the period.

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 3.0%
Boeing Co. (The)	55,468	$5,682,142
United Technologies Corp.	64,768	6,019,538

		11,701,680

Air Freight & Logistics — 0.8%
FedEx Corp.	32,135	3,167,868

Airlines — 1.0%
Delta Air Lines, Inc.*	199,947	3,741,008

Auto Components — 1.5%
Lear Corp.	94,050	5,686,263

Automobiles — 1.9%
Toyota Motor Corp. (Japan), ADR	61,551	7,426,744

Biotechnology — 1.4%
Amarin Corp. PLC (Ireland), ADR*(a)	257,543	1,493,749
Vertex Pharmaceuticals, Inc.*	48,087	3,840,709

		5,334,458

Capital Markets — 3.5%
Charles Schwab Corp. (The)(a)	304,755	6,469,949
Evercore Partners, Inc. (Class A Stock)	67,802	2,663,263
Goldman Sachs Group, Inc. (The)	29,754	4,500,292

		13,633,504

Chemicals — 2.8%
Monsanto Co.	70,022	6,918,173
PPG Industries, Inc.	25,953	3,799,779

		10,717,952

Commercial Banks — 3.6%
PNC Financial Services Group, Inc. (The)	100,613	7,336,700
Wells Fargo & Co.	160,186	6,610,876

		13,947,576

Commercial Services & Supplies — 0.9%
Brink’s Co. (The)	135,482	3,456,146

Communications Equipment — 2.1%
Brocade Communications Systems, Inc.*	628,624	3,620,874
Juniper Networks, Inc.*	245,581	4,742,169

		8,363,043

Computers & Peripherals — 2.1%
Apple, Inc.	13,712	5,431,049
Diebold, Inc.	84,718	2,854,149

		8,285,198

Diversified Financial Services — 3.5%
Citigroup, Inc.	82,721	3,968,126
ING US, Inc.*	209,379	5,665,796
JPMorgan Chase & Co.	77,253	4,078,186

		13,712,108

Diversified Telecommunication Services — 1.3%
Vivendi SA (France)	270,289	5,122,386

Energy Equipment & Services — 5.3%
Cameron International Corp.*	128,965	7,887,500
Schlumberger Ltd.	98,932	7,089,467
Superior Energy Services, Inc.*	216,532	5,616,840

		20,593,807

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	108,556	6,207,232
Wal-Mart Stores, Inc.	78,045	5,813,572

		12,020,804

Food Products — 3.4%
Bunge Ltd.	51,424	3,639,276
Mondelez International, Inc. (Class A Stock)	216,675	6,181,738
Tyson Foods, Inc. (Class A Stock)	132,897	3,412,795

		13,233,809

Healthcare Equipment & Supplies — 1.0%
Hologic, Inc.*	207,253	3,999,983

Healthcare Providers & Services — 2.9%
Express Scripts Holding Co.*	87,680	5,408,979
Universal Health Services, Inc. (Class B Stock)	90,658	6,070,460

		11,479,439

Hotels, Restaurants & Leisure — 7.4%
Accor SA (France)	86,749	3,049,275
Hyatt Hotels Corp. (Class A Stock)*	135,565	5,471,403
International Game Technology	392,159	6,552,977
Pinnacle Entertainment, Inc.*(a)	389,363	7,658,770
Wendy’s Co. (The)(a)	1,069,391	6,234,550

		28,966,975

Independent Power Producers & Energy Traders — 1.7%
Calpine Corp.*	316,351	6,716,132

Insurance — 3.4%
MetLife, Inc.	179,797	8,227,511
Symetra Financial Corp.	310,593	4,966,382

		13,193,893

Internet Software & Services — 2.4%
Google, Inc. (Class A Stock)*	9,293	8,181,278
Monster Worldwide, Inc.*(a)	274,401	1,347,309

		9,528,587

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	120,058	5,133,680

Machinery — 2.0%
Dover Corp.	49,637	3,854,809
Rexnord Corp.*	51,886	874,279
Xylem, Inc.	109,389	2,946,940

		7,676,028

Marine — 1.0%
Kirby Corp.*(a)	49,713	3,954,172

Media — 7.5%
Comcast Corp. (Class A Stock)	110,298	4,375,522
Live Nation Entertainment, Inc.*	510,714	7,916,067
News Corp. (Class A Stock)	97,837	3,189,486
RTL Group SA (Luxembourg)	15,913	1,295,808
RTL Group SA, 144A (Luxembourg)	49,773	4,053,053
Thomson Reuters Corp.(a)	123,439	4,020,408
Viacom, Inc. (Class B Stock)	62,657	4,263,809

		29,114,153

Metals & Mining — 1.0%
Constellium NV (France)*	245,499	3,964,809

Oil, Gas & Consumable Fuels — 5.6%
Cobalt International Energy, Inc.*(a)	170,184	4,521,789
CONSOL Energy, Inc.	186,357	5,050,275
EOG Resources, Inc.	35,294	4,647,514
Newfield Exploration Co.*	160,578	3,836,208
Southwestern Energy Co.*	101,034	3,690,772

		21,746,558

Pharmaceuticals — 4.6%
Impax Laboratories, Inc.*(a)	147,263	2,937,897
Merck & Co., Inc.	148,866	6,914,826
Pfizer, Inc.	284,646	7,972,934

		17,825,657

Semiconductors & Semiconductor Equipment — 4.8%
Broadcom Corp. (Class A Stock)	192,372	6,494,479
International Rectifier Corp.*(a)	210,563	4,409,189
Maxim Integrated Products, Inc.	73,382	2,038,552
Xilinx, Inc.(a)	140,818	5,577,801

		18,520,021

Software — 6.5%
Activision Blizzard, Inc.	261,417	3,727,806
BroadSoft, Inc.*(a)	55,195	1,523,382
Cadence Design Systems, Inc.*(a)	431,801	6,252,479
Fortinet, Inc.*	188,565	3,299,888
Microsoft Corp.	210,310	7,262,004
Silver Spring Networks, Inc.*(a)	124,682	3,109,569

		25,175,128

Specialty Retail — 1.8%
GameStop Corp. (Class A Stock)(a)	162,821	6,843,367

TOTAL LONG-TERM INVESTMENTS (cost $291,802,164)		373,982,936

SHORT-TERM INVESTMENT — 13.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $53,404,727; includes $40,397,516 of cash collateral for securities on loan)(b)(c)	53,404,727	53,404,727

TOTAL INVESTMENTS — 109.8% (cost $345,206,891)(d)		427,387,663
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(38,070,273)

NET ASSETS — 100.0%		$389,317,390

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,408,196; cash collateral of $40,397,516 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Series’ investments was $347,217,966; accordingly, net unrealized appreciation on investments for federal income tax purposes was $80,169,697 (gross unrealized appreciation $89,506,126; gross unrealized depreciation $9,336,429). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$373,982,936	$—	$—
Affiliated Money Market Mutual Fund	53,404,727	—	—

Total	$427,387,663	$—	$—

Prudential Asset Allocation Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 63.1%
Aerospace & Defense — 1.4%
AAR Corp.	2,700	$59,346
Alliant Techsystems, Inc.	4,600	378,718
BAE Systems PLC (United Kingdom)	5,186	30,201
Boeing Co. (The)	2,000	204,880
Cobham PLC (United Kingdom)	1,845	7,356
Esterline Technologies Corp.*	1,800	130,122
European Aeronautic Defence and Space Co. NV (Netherlands)	929	49,702
Exelis, Inc.	17,800	245,462
Finmeccanica SpA (Italy)*(a)	561	2,806
General Dynamics Corp.	16,800	1,315,944
HEICO Corp.	1,900	95,703
Meggitt PLC (United Kingdom)	1,209	9,525
Northrop Grumman Corp.	17,000	1,407,600
Raytheon Co.	14,900	985,188
Rolls-Royce Holdings PLC (United Kingdom)	3,002	51,690
Safran SA (France)	412	21,509
Singapore Technologies Engineering Ltd. (Singapore)	2,400	7,906
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	8,000	171,840
Sypris Solutions, Inc.	300	963
Taser International, Inc.*	1,400	11,928
Teledyne Technologies, Inc.*	300	23,205
Thales SA (France)	146	6,813
United Technologies Corp.	500	46,470
Zodiac Aerospace (France)	53	7,018

		5,271,895

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	1,448	35,936
FedEx Corp.	15,000	1,478,700
Forward Air Corp.	700	26,796
Park-Ohio Holdings Corp.*	300	9,894
TNT Express NV (Netherlands)	657	4,923
Toll Holdings Ltd. (Australia)	1,069	5,174
United Parcel Service, Inc. (Class B Stock)	3,200	276,736
Yamato Holdings Co. Ltd. (Japan)	600	12,636

		1,850,795

Airlines — 0.1%
Alaska Air Group, Inc.*	2,400	124,800
Allegiant Travel Co.	750	79,492
ANA Holdings, Inc. (Japan)	1,800	3,743
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	3,480
Deutsche Lufthansa AG (Germany)	378	7,657
easyJet PLC (United Kingdom)	246	4,849
International Consolidated Airlines Group SA (Spain)	1,400	5,621
Japan Airlines Co. Ltd. (Japan)	50	2,574
Qantas Airways Ltd. (Australia)*	1,762	2,164
Singapore Airlines Ltd. (Singapore)	800	6,386
Spirit Airlines, Inc.	3,600	114,372

		355,138

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	250	9,546
BorgWarner, Inc.*(a)	900	77,535
Bridgestone Corp. (Japan)	1,000	34,100
Cie Generale des Etablissements Michelin (France)	296	26,467
Continental AG (Germany)	176	23,462

Cooper Tire & Rubber Co.	1,500	49,755
Denso Corp. (Japan)	750	35,260
GKN PLC (United Kingdom)	2,711	12,409
Koito Manufacturing Co. Ltd. (Japan)	200	3,813
NGK Spark Plug Co. Ltd. (Japan)	300	6,004
NHK Spring Co. Ltd. (Japan)	300	3,464
NOK Corp. (Japan)	200	3,171
Nokian Renkaat OYJ (Finland)	171	6,958
Pirelli & C. SpA (Italy)	442	5,110
Standard Motor Products, Inc.	800	27,472
Stanley Electric Co. Ltd. (Japan)	200	3,886
Sumitomo Rubber Industries Ltd. (Japan)	300	4,897
Tenneco, Inc.*	1,700	76,976
Tower International, Inc.*	1,300	25,727
Toyoda Gosei Co. Ltd. (Japan)	100	2,445
Toyota Boshoku Corp. (Japan)	100	1,438
Toyota Industries Corp. (Japan)	250	10,209
Visteon Corp.*	2,500	157,800

		607,904

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	529	46,169
Daihatsu Motor Co. Ltd. (Japan)	300	5,682
Daimler AG (Germany)	1,534	92,605
Fiat SpA (Italy)(a)	1,358	9,471
Fuji Heavy Industries Ltd. (Japan)	900	22,225
Honda Motor Co. Ltd. (Japan)	2,500	92,874
Isuzu Motors Ltd. (Japan)	1,800	12,305
Mazda Motor Corp. (Japan)	4,400	17,395
Mitsubishi Motors Corp. (Japan)*	6,200	8,486
Nissan Motor Co. Ltd. (Japan)	3,900	39,088
Porsche Automobil Holding SE (Germany)	253	19,537
Renault SA (France)	316	21,285
Suzuki Motor Corp. (Japan)	600	13,830
Thor Industries, Inc.	5,400	265,572
Toyota Motor Corp. (Japan)	4,250	256,351
Volkswagen AG (Germany)	47	9,138
Yamaha Motor Co. Ltd. (Japan)	500	6,476

		938,489

Beverages — 1.6%
Anheuser-Busch InBev NV (Belgium)	1,283	115,512
Asahi Group Holdings Ltd. (Japan)	600	14,863
Carlsberg A/S (Denmark) (Class B Stock)	168	15,022
Coca-Cola Amatil Ltd. (Australia)	886	10,265
Coca-Cola Bottling Co. Consolidated	800	48,920
Coca-Cola Co. (The)	44,840	1,798,532
Coca-Cola Enterprises, Inc.	31,800	1,118,088
Coca-Cola HBC AG (United Kingdom)*	322	7,537
Coca-Cola West Co. Ltd. (Japan)	100	1,773
Diageo PLC (United Kingdom)	4,007	114,907
Heineken Holding NV (Netherlands)	156	8,743
Heineken NV (Netherlands)	368	23,424
Kirin Holdings Co. Ltd. (Japan)	1,400	21,930
National Beverage Corp.	1,800	31,446
PepsiCo, Inc.	31,200	2,551,848
Pernod-Ricard SA (France)	339	37,627
Remy Cointreau SA (France)	36	3,820
SABMiller PLC (United Kingdom)	1,530	73,354
Treasury Wine Estates Ltd. (Australia)	1,004	5,335

		6,002,946

Biotechnology — 1.7%
Acorda Therapeutics, Inc.*	1,200	39,588
Actelion Ltd. (Switzerland)	188	11,325
Alexion Pharmaceuticals, Inc.	4,400	405,856
Alkermes PLC (Ireland)*	6,300	180,684
Alnylam Pharmaceuticals, Inc.*	5,300	164,353
Amgen, Inc.	16,000	1,578,560
Biogen Idec, Inc.	7,000	1,506,400
Celgene Corp.	17,200	2,010,852
CSL Ltd. (Australia)	778	43,815
Cubist Pharmaceuticals, Inc.*	1,000	48,300
Elan Corp. PLC (Ireland)*	754	10,581
Emergent Biosolutions, Inc.*	1,200	17,304
Genomic Health, Inc.*	2,500	79,275
Grifols SA (Spain)	231	8,487
ImmunoGen, Inc.*	900	14,931
Isis Pharmaceuticals, Inc.*	200	5,374
Ligand Pharmaceuticals, Inc.*	3,200	119,744
Novozymes A/S (Denmark)	379	12,139
Pharmacyclics, Inc.*	1,900	150,993
Repligen Corp.*	1,900	15,656
Targacept, Inc.*	1,800	7,686
Vanda Pharmaceuticals, Inc.*	1,300	10,504

		6,442,407

Building Products — 0.3%
AAON, Inc.	300	9,924
American Woodmark Corp.*	1,000	34,700
A.O. Smith Corp.	3,700	134,236
Asahi Glass Co. Ltd. (Japan)	1,600	10,371
Assa Abloy AB (Sweden) (Class B Stock)	550	21,495
Cie de Saint-Gobain (France)	630	25,528
Daikin Industries Ltd. (Japan)	350	14,147
Geberit AG (Switzerland)	62	15,359
Gibraltar Industries, Inc.*	1,500	21,840
Insteel Industries, Inc.	1,300	22,776
Lennox International, Inc.	9,100	587,314
LIXIL Group Corp. (Japan)	400	9,740
Nortek, Inc.*	300	19,329
PGT, Inc.*	900	7,803
TOTO Ltd. (Japan)	500	5,084
USG Corp.*	600	13,830

		953,476

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	1,507	7,738
Aberdeen Asset Management PLC (United Kingdom)	1,531	8,910
American Capital Ltd.*	1,800	22,806
BlackRock, Inc.	4,800	1,232,880
Credit Suisse Group AG (Switzerland)*	2,332	61,738
Daiwa Securities Group, Inc. (Japan)	2,600	21,775
Deutsche Bank AG (Germany)	1,628	68,266
Evercore Partners, Inc. (Class A Stock)	1,000	39,280
Fifth Street Finance Corp.	1,700	17,765
Financial Engines, Inc.	600	27,354
Franklin Resources, Inc.	9,400	1,278,588
GAMCO Investors, Inc. (Class A Stock)	800	44,328

Goldman Sachs Group, Inc. (The)	14,115	2,134,894
Hargreaves Lansdown PLC (United Kingdom)	368	4,971
ICAP PLC (United Kingdom)	890	4,914
INTL FCStone, Inc.*	600	10,470
Invesco Ltd. (Bermuda)	1,000	31,800
Investec PLC (United Kingdom)	878	5,526
Julius Baer Group Ltd. (Switzerland)*	357	13,933
Macquarie Group Ltd. (Australia)	511	19,490
MCG Capital Corp.	7,000	36,470
Mediobanca SpA (Italy)	749	3,895
Morgan Stanley	12,100	295,603
New Mountain Finance Corp.	1,300	18,408
Nomura Holdings, Inc. (Japan)	5,600	41,220
Partners Group Holding AG (Switzerland)	27	7,308
PennantPark Investment Corp.	1,400	15,470
Ratos AB (Sweden) (Class B Stock)	268	2,078
SBI Holdings, Inc. (Japan)	340	3,738
Schroders PLC (United Kingdom)	175	5,810
Solar Capital Ltd.	2,100	48,489
State Street Corp.	700	45,647
T. Rowe Price Group, Inc.	5,000	365,750
TCP Capital Corp.	500	8,385
THL Credit, Inc.	300	4,557
UBS AG (Switzerland)	5,818	98,754
Virtus Investment Partners, Inc.*	130	22,915
Walter Investment Management Corp.*	1,200	40,572

		6,122,495

Chemicals — 1.5%
A. Schulman, Inc.	3,800	101,916
Air Liquide SA (France)	499	61,626
Air Water, Inc. (Japan)	200	2,812
Akzo Nobel NV (Netherlands)	379	21,385
Arkema SA (France)	96	8,800
Asahi Kasei Corp. (Japan)	2,000	13,196
Axiall Corp.	1,900	80,902
BASF SE (Germany)	1,467	130,846
CF Industries Holdings, Inc.	6,500	1,114,750
Croda International PLC (United Kingdom)	210	7,919
Daicel Corp. (Japan)	500	4,370
EMS-Chemie Holding AG (Switzerland)	13	3,850
Fuchs Petrolub AG (Germany)	58	4,598
FutureFuel Corp.	4,300	60,931
Givaudan SA (Switzerland)*	14	18,040
HB Fuller Co.	1,900	71,839
Hitachi Chemical Co. Ltd. (Japan)	200	3,131
Incitec Pivot Ltd. (Australia)	2,555	6,652
International Flavors & Fragrances, Inc.	2,900	217,964
Israel Chemicals Ltd. (Israel)	712	6,992
Israel Corp. Ltd. (The) (Israel)*	3	1,789
Johnson Matthey PLC (United Kingdom)	317	12,666
JSR Corp. (Japan)	300	6,070
K+S AG (Germany)	267	9,868
Kaneka Corp. (Japan)	500	3,297
Kansai Paint Co. Ltd. (Japan)	400	5,106
Koninklijke DSM NV (Netherlands)	244	15,907
Koppers Holdings, Inc.	1,400	53,452
Kuraray Co. Ltd. (Japan)	600	8,409
Lanxess AG (Germany)	129	7,769
Linde AG (Germany)	293	54,600
LSB Industries, Inc.*	3,000	91,230

LyondellBasell Industries NV (Netherlands) (Class A Stock)	22,700	1,504,102
Mitsubishi Chemical Holdings Corp. (Japan)	1,900	8,905
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	4,399
Mitsui Chemicals, Inc. (Japan)	1,300	2,926
Monsanto Co.	5,300	523,640
Mosaic Co. (The)	21,800	1,173,058
Nitto Denko Corp. (Japan)	300	19,241
Orica Ltd. (Australia)	567	10,688
Shin-Etsu Chemical Co. Ltd. (Japan)	600	39,711
Showa Denko K.K. (Japan)	2,000	2,638
Sika AG (Switzerland)	3	7,757
Solvay SA (Belgium)	92	12,046
Stepan Co.	340	18,907
Sumitomo Chemical Co. Ltd. (Japan)	2,300	7,214
Syngenta AG (Switzerland)	149	58,104
Taiyo Nippon Sanso Corp. (Japan)	400	2,758
Teijin Ltd. (Japan)	1,500	3,286
Toray Industries, Inc. (Japan)	2,300	14,862
Ube Industries Ltd. (Japan)	1,500	2,775
Umicore SA (Belgium)	177	7,350
Yara International ASA (Norway)	290	11,565
Zep, Inc.	600	9,498

		5,658,112

Commercial Banks — 2.4%
Aozora Bank Ltd. (Japan)	1,600	4,997
Australia & New Zealand Banking Group Ltd. (Australia)	4,229	109,782
Banca Monte dei Paschi di Siena SpA (Italy)*(a)	9,967	2,525
BancFirst Corp.	500	23,275
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,833	74,231
Banco de Sabadell SA (Spain)(a)	4,411	7,318
Banco Espirito Santo SA (Portugal)*	3,487	2,795
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	1,800	40,302
Banco Popular Espanol SA (Spain)*	2,014	6,166
Banco Santander SA (Spain)	17,259	110,444
Bank Hapoalim BM (Israel)	1,555	7,018
Bank Leumi Le-Israel BM (Israel)*	1,944	6,422
Bank of East Asia Ltd. (Hong Kong)	2,000	7,159
Bank of Ireland (Ireland)*	29,678	6,052
Bank of Kyoto Ltd. (The) (Japan)	500	4,164
Bank of Yokohama Ltd. (The) (Japan)	1,900	9,801
Bankia SA (Spain)*	6,436	4,976
Banque Cantonale Vaudoise (Switzerland)	5	2,478
Barclays PLC (United Kingdom)	19,507	83,076
BB&T Corp.	20,800	704,704
Bendigo and Adelaide Bank Ltd. (Australia)	630	5,777
BNP Paribas SA (France)	1,587	86,880
BOC Hong Kong Holdings Ltd. (Hong Kong)	6,000	18,354
Boston Private Financial Holdings, Inc.	1,100	11,704
CaixaBank (Spain)(a)	1,805	5,544
Camden National Corp.	500	17,735
Capital Bank Financial Corp.*	3,100	58,869
Cardinal Financial Corp.	700	10,248
Cathay General Bancorp	800	16,280
Centerstate Banks, Inc.	200	1,736
Chemical Financial Corp.	1,400	36,386
Chiba Bank Ltd. (The) (Japan)	1,200	8,187
Chugoku Bank Ltd. (The) (Japan)	300	4,204
Citizens & Northern Corp.	1,000	19,320
Commerzbank AG (Germany)*	1,545	13,422

Commonwealth Bank of Australia (Australia)	2,499	157,303
Community Trust Bancorp, Inc.	1,400	49,868
Credit Agricole SA (France)*	1,554	13,375
Danske Bank A/S (Denmark)*	1,017	17,349
DBS Group Holdings Ltd. (Singapore)	2,800	34,070
DNB ASA (Norway)	1,560	22,630
Eagle Bancorp, Inc.*	990	22,156
Enterprise Financial Services Corp.	900	14,364
Erste Group Bank AG (Austria)	378	10,075
Financial Institutions, Inc.	1,900	34,979
First Bancorp	400	5,640
First Community Bancshares, Inc.	2,200	34,496
First Financial Corp.	200	6,198
First Interstate Bancsystem, Inc.	2,600	53,898
First Merchants Corp.	1,700	29,155
Fukuoka Financial Group, Inc. (Japan)	1,300	5,529
Great Southern Bancorp, Inc.	200	5,392
Gunma Bank Ltd. (The) (Japan)	600	3,317
Hachijuni Bank Ltd. (The) (Japan)	600	3,501
Hancock Holding Co.	400	12,028
Hang Seng Bank Ltd. (Hong Kong)	1,200	17,672
Hanmi Financial Corp.*	3,000	53,010
Heartland Financial USA, Inc.	100	2,749
Hiroshima Bank Ltd. (The) (Japan)	800	3,405
Hokuhoku Financial Group, Inc. (Japan)	1,000	2,042
Horizon Bancorp	350	7,143
HSBC Holdings PLC (United Kingdom)	29,314	303,465
Huntington Bancshares, Inc.	122,100	962,148
International Bancshares Corp.	3,200	72,256
Intesa Sanpaolo SpA (Italy)	18,563	29,711
Iyo Bank Ltd. (The) (Japan)	400	3,823
Joyo Bank Ltd. (The) (Japan)	1,000	5,461
KBC Groep NV (Belgium)	390	14,539
Lakeland Financial Corp.	600	16,650
Lloyds Banking Group PLC (United Kingdom)*	72,005	69,148
MainSource Financial Group, Inc.	3,600	48,348
MB Financial, Inc.	2,200	58,960
Mitsubishi UFJ Financial Group, Inc. (Japan)	19,800	122,282
Mizrahi Tefahot Bank Ltd. (Israel)*	180	1,802
Mizuho Financial Group, Inc. (Japan)	35,460	73,640
National Australia Bank Ltd. (Australia)	3,612	97,705
National Bank Holdings Corp.	700	13,790
Natixis (France)	1,626	6,827
Nishi-Nippon City Bank Ltd. (The) (Japan)	1,000	2,608
Nordea Bank AB (Sweden)	4,203	46,936
Old National BanCorp	4,400	60,852
Oversea-Chinese Banking Corp. Ltd. (Singapore)	3,974	31,240
Peoples Bancorp, Inc.	1,300	27,404
Preferred Bank*	200	3,296
PrivateBancorp, Inc.	3,500	74,235
Raiffeisen Bank International AG (Austria)*	76	2,213
Regions Financial Corp.	11,700	111,501
Resona Holdings, Inc. (Japan)	2,900	14,124
Royal Bank of Scotland Group PLC (United Kingdom)*	3,304	13,711
Sandy Spring Bancorp, Inc.	600	12,972
Seven Bank Ltd. (Japan)	800	2,900
Shinsei Bank Ltd. (Japan)	2,300	5,223
Shizuoka Bank Ltd. (The) (Japan)	800	8,629
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,425	23,151
Societe Generale SA (France)	1,121	38,580

Standard Chartered PLC (United Kingdom)	3,853	83,651
Sterling Financial Corp.	2,800	66,584
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,117	96,902
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,880	22,769
Suruga Bank Ltd. (Japan)	300	5,440
Susquehanna Bancshares, Inc.	4,100	52,685
Svenska Handelsbanken AB (Sweden) (Class A Stock)	794	31,811
Swedbank AB (Sweden)	1,446	33,120
Trico Bancshares	500	10,665
U.S. Bancorp	22,708	820,894
UniCredit SpA (Italy)	6,930	32,397
Union First Market Bankshares Corp.	700	14,413
Unione di Banche Italiane ScpA (Italy)	1,329	4,806
United Overseas Bank Ltd. (Singapore)	2,000	31,232
Washington Trust BanCorp, Inc.	400	11,408
Webster Financial Corp.	4,100	105,288
Wells Fargo & Co.	74,441	3,072,180
WesBanco, Inc.	1,900	50,217
West Bancorporation, Inc.	900	10,575
Westpac Banking Corp. (Australia)	4,786	125,656
Wilshire Bancorp, Inc.	1,400	9,268
Yamaguchi Financial Group, Inc. (Japan)	300	2,952

		9,228,718

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	415	10,373
Babcock International Group PLC (United Kingdom)	580	9,739
Brambles Ltd. (Australia)	2,396	20,410
Brink’s Co. (The)	1,000	25,510
Courier Corp.	1,100	15,708
Dai Nippon Printing Co. Ltd. (Japan)	900	8,212
Deluxe Corp.	3,200	110,880
Edenred (France)	315	9,645
G&K Services, Inc. (Class A Stock)	200	9,520
G4S PLC (United Kingdom)	2,189	7,719
Knoll, Inc.	700	9,947
Rollins, Inc.	2,400	62,160
Secom Co. Ltd. (Japan)	300	16,311
Securitas AB (Sweden) (Class B Stock)	486	4,249
Serco Group PLC (United Kingdom)	773	7,269
Societe BIC SA (France)	45	4,514
Steelcase, Inc. (Class A Stock)	8,100	118,098
Tetra Tech, Inc.*	2,200	51,722
Toppan Printing Co. Ltd. (Japan)	900	6,243
UniFirst Corp.	1,400	127,750
Viad Corp.	1,300	31,876

		667,855

Communications Equipment — 1.5%
AAC Technologies Holdings, Inc. (Hong Kong)	1,000	5,611
ARRIS Group, Inc.*	8,300	119,105
Aruba Networks, Inc.*	4,300	66,048
Aviat Networks, Inc.*	900	2,358
Aware, Inc.	300	1,560
CalAmp Corp.*	700	10,220
Cisco Systems, Inc.	114,266	2,777,806
Digi International, Inc.*	900	8,433
Emulex Corp.*	3,900	25,428
Harris Corp.	2,000	98,500
Nokia OYJ (Finland)*(a)	5,979	22,289

Plantronics, Inc.	2,800	122,976
QUALCOMM, Inc.	40,100	2,449,308
Symmetricom, Inc.*	500	2,245
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,859	55,100
Tessco Technologies, Inc.	600	15,840

		5,782,827

Computers & Peripherals — 2.4%
Apple, Inc.	15,800	6,258,064
Datalink Corp.*	400	4,256
Electronics for Imaging, Inc.*	600	16,974
EMC Corp.	22,600	533,812
Gemalto NV (Netherlands)	123	11,137
Hewlett-Packard Co.	89,000	2,207,200
Immersion Corp.*	600	7,950
NEC Corp. (Japan)	4,000	8,759
NetApp, Inc.*	3,300	124,674
Synaptics, Inc.*	3,100	119,536

		9,292,362

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	258	6,825
AECOM Technology Corp.	8,100	257,499
Argan, Inc.	700	10,920
Bouygues SA (France)	292	7,441
Chiyoda Corp. (Japan)	300	3,538
EMCOR Group, Inc.	3,200	130,080
Ferrovial SA (Spain)	625	9,978
Hochtief AG (Germany)	48	3,127
JGC Corp. (Japan)	300	10,804
Kajima Corp. (Japan)	1,300	4,310
Kinden Corp. (Japan)	200	1,721
Koninklijke Boskalis Westminster NV (Netherlands)	120	4,371
Leighton Holdings Ltd. (Australia)	213	2,985
Obayashi Corp. (Japan)	1,000	5,185
Orion Marine Group, Inc.*	1,200	14,508
Primoris Services Corp.	3,800	74,936
Quanta Services, Inc.	18,500	489,510
Shimizu Corp. (Japan)	1,000	4,020
Skanska AB (Sweden) (Class B Stock)	582	9,645
Taisei Corp. (Japan)	1,500	5,415
Vinci SA (France)	743	37,269

		1,094,087

Construction Materials
Boral Ltd. (Australia)	1,220	4,668
CRH PLC (Ireland)	1,160	23,470
Fletcher Building Ltd. (New Zealand)	1,071	6,975
Headwaters, Inc.*	8,100	71,604
HeidelbergCement AG (Germany)	222	14,874
Holcim Ltd. (Switzerland)	366	25,476
Imerys SA (France)	53	3,254
James Hardie Industries PLC (Ireland)	681	5,848
Lafarge SA (France)	293	17,991
Taiheiyo Cement Corp. (Japan)	2,000	6,382

		180,542

Consumer Finance — 0.7%
AEON Financial Service Co. Ltd. (Japan)	100	2,833
Capital One Financial Corp.	11,800	741,158
Credit Acceptance Corp.*	920	96,646

Credit Saison Co. Ltd. (Japan)	200	5,025
DFC Global Corp.*	3,400	46,954
Discover Financial Services	29,800	1,419,672
EzCorp., Inc.* (Class A Stock)	3,600	60,768
Nelnet, Inc. (Class A Stock)	4,800	173,232

		2,546,288

Containers & Packaging
Amcor Ltd. (Australia)	1,872	17,301
Graphic Packaging Holding Co.*	4,800	37,152
Owens-Illinois, Inc.*	3,000	83,370
Rexam PLC (United Kingdom)	1,224	8,883
Toyo Seikan Group Holdings Ltd. (Japan)	300	4,618

		151,324

Distributors — 0.1%
Core-Mark Holding Co, Inc.	900	57,150
Jardine Cycle & Carriage Ltd. (Singapore)	200	6,687
Pool Corp.	2,600	136,266

		200,103

Diversified Consumer Services
Benesse Holdings, Inc. (Japan)	100	3,608
Bright Horizons Family Solutions, Inc.*	700	24,297
Grand Canyon Education, Inc.*	2,000	64,460
Lincoln Educational Services Corp.	1,000	5,270

		97,635

Diversified Financial Services — 1.9%
ASX Ltd. (Australia)	272	8,202
Bank of America Corp.	75,045	965,079
Citigroup, Inc.	44,170	2,118,835
Deutsche Boerse AG (Germany)	308	20,253
Eurazeo (France)	48	2,574
Exor SpA (Italy)	89	2,636
First Pacific Co. Ltd. (China)	3,000	3,207
Groupe Bruxelles Lambert SA (Belgium)	125	9,415
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1,700	25,533
Industrivarden AB (Sweden) (Class C Stock)	183	3,056
ING Groep NV (Netherlands)*	6,116	55,894
Investment AB Kinnevik (Sweden) (Class B Stock)	319	8,178
Investor AB (Sweden) (Class B Stock)	753	20,211
JPMorgan Chase & Co.	75,030	3,960,834
London Stock Exchange Group PLC (United Kingdom)	313	6,362
Marlin Business Services Corp.	600	13,668
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,270
ORIX Corp. (Japan)	1,620	22,108
Pargesa Holding SA (Switzerland)	58	3,865
Pohjola Bank PLC (Finland) (Class A Stock)	270	3,967
Singapore Exchange Ltd. (Singapore)	1,300	7,186
Wendel SA (France)	51	5,259

		7,270,592

Diversified Telecommunication Services — 1.9%
8x8, Inc.*	3,900	32,136
AT&T, Inc.	102,410	3,625,314
Atlantic Tele-Network, Inc.	200	9,932
Belgacom SA (Belgium)	236	5,284
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	2,949	3,921
BT Group PLC (United Kingdom)	12,584	59,079

Cbeyond, Inc.*	1,300	10,192
CenturyLink, Inc.	30,200	1,067,570
Deutsche Telekom AG (Germany)	4,443	51,763
Elisa OYJ (Finland)	215	4,198
Hellenic Telecommunications Organization SA (Greece)*	379	2,964
HKT Trust and HKT Ltd. (Hong Kong)	4,000	3,824
IDT Corp. (Class B Stock)	400	7,476
Iliad SA (France)	35	7,562
Inmarsat PLC (United Kingdom)	715	7,322
Koninklijke KPN NV (Netherlands)	5,124	10,631
Nippon Telegraph & Telephone Corp. (Japan)	650	33,879
Orange SA (France)	2,961	28,039
PCCW Ltd. (Hong Kong)	6,200	2,894
Portugal Telecom SGPS SA (Portugal)	974	3,789
Premiere Global Services, Inc.*	2,800	33,796
Singapore Telecommunications Ltd. (Singapore)	12,300	36,430
Swisscom AG (Switzerland)	38	16,635
TDC A/S (Denmark)	1,186	9,612
Telecom Corp. of New Zealand Ltd. (New Zealand)	2,534	4,412
Telecom Italia SpA (Italy)	16,067	11,199
Telecom Italia SpA-RSP (Italy)	9,349	5,212
Telefonica Deutschland Holding AG (Germany)	446	3,227
Telefonica SA (Spain)*	6,540	84,139
Telekom Austria AG (Austria)	322	2,038
Telenor ASA (Norway)	1,127	22,386
TeliaSonera AB (Sweden)	3,803	24,783
Telstra Corp. Ltd. (Australia)	6,755	29,367
Verizon Communications, Inc.	38,350	1,930,539
Vivendi SA (France)	1,945	36,861
Vonage Holdings Corp.*	3,500	9,905
Ziggo NV (Netherlands)	271	10,885

		7,249,195

Electric Utilities — 0.8%
Acciona SA (Spain)	37	1,951
American Electric Power Co., Inc.	4,000	179,120
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	1,000	6,663
Chubu Electric Power Co., Inc. (Japan)	1,000	14,165
Chugoku Electric Power Co., Inc. (The) (Japan)	500	7,840
CLP Holdings Ltd. (Hong Kong)	2,800	22,635
Contact Energy Ltd. (New Zealand)	574	2,272
Duke Energy Corp.	6,000	405,000
Edison International	2,600	125,216
EDP - Energias de Portugal SA (Portugal)	3,205	10,339
El Paso Electric Co.	3,500	123,585
Electricite de France SA (France)	373	8,656
Empire District Electric Co. (The)	800	17,848
Enel SpA (Italy)	10,510	32,980
Exelon Corp.	28,400	876,992
Fortum OYJ (Finland)	689	12,907
Hokkaido Electric Power Co., Inc. (Japan)	300	4,094
Hokuriku Electric Power Co. (Japan)	300	4,707
Iberdrola SA (Spain)	7,473	39,492
IDACORP., Inc.	2,200	105,072
Kansai Electric Power Co., Inc. (The) (Japan)	1,200	16,426
Kyushu Electric Power Co., Inc. (Japan)	700	10,550
Portland General Electric Co.	3,900	119,301
Power Assets Holdings Ltd. (China)	2,000	17,216
Red Electrica Corp. SA (Spain)	168	9,238
Shikoku Electric Power Co., Inc. (Japan)	300	5,417
Southern Co. (The)	3,200	141,216

SP AusNet (Australia)	2,330	2,500
SSE PLC (United Kingdom)	1,530	35,431
Terna Rete Elettrica Nazionale SpA (Italy)	2,338	9,715
Tohoku Electric Power Co., Inc. (Japan)	700	8,740
Tokyo Electric Power Co., Inc. (Japan)	2,200	11,357
Verbund AG (Austria)	129	2,447
Xcel Energy, Inc.	21,000	595,140

		2,986,228

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)*	3,511	76,055
Alstom SA (France)	335	10,989
Babcock & Wilcox Co. (The)	8,400	252,252
Brady Corp.	2,500	76,825
Coleman Cable, Inc.	200	3,612
Emerson Electric Co.	11,800	643,572
Fuji Electric Co. Ltd. (Japan)	1,000	3,516
Furukawa Electric Co. Ltd. (Japan)	1,000	2,314
Generac Holdings, Inc.	200	7,402
Legrand SA (France)	400	18,546
Mitsubishi Electric Corp. (Japan)	3,000	28,032
Nidec Corp. (Japan)(a)	200	13,992
Powell Industries, Inc.*	300	15,495
Prysmian SpA (Italy)	355	6,623
Schneider Electric SA (France)	842	61,151
Sumitomo Electric Industries Ltd. (Japan)	1,200	14,285

		1,234,661

Electronic Equipment, Instruments & Components — 0.5%
Agilysys, Inc.*	700	7,903
Anixter International, Inc.*	900	68,229
Arrow Electronics, Inc.*	11,300	450,305
Avnet, Inc.*	13,800	463,680
Benchmark Electronics, Inc.*	500	10,050
Checkpoint Systems, Inc.*	900	12,771
Citizen Holdings Co. Ltd. (Japan)	400	2,231
FUJIFILM Holdings Corp. (Japan)	700	15,395
Hamamatsu Photonics KK (Japan)	150	5,417
Hexagon AB (Sweden) (Class B Stock)	370	9,891
Hirose Electric Co. Ltd. (Japan)	50	6,585
Hitachi High-Technologies Corp. (Japan)	100	2,412
Hitachi Ltd. (Japan)	7,300	46,775
Hoya Corp. (Japan)	700	14,398
Ibiden Co. Ltd. (Japan)	200	3,113
Ingram Micro, Inc. (Class A Stock)	19,700	374,103
Insight Enterprises, Inc.*	3,300	58,542
Key Tronic Corp.*	200	2,070
Keyence Corp. (Japan)	66	21,028
Kyocera Corp. (Japan)	250	25,436
Littelfuse, Inc.	800	59,688
Multi-Fineline Electronix, Inc.*	100	1,481
Murata Manufacturing Co. Ltd. (Japan)	350	26,623
Nippon Electric Glass Co. Ltd. (Japan)	600	2,921
Omron Corp. (Japan)	400	11,925
PC Connection, Inc.	1,200	18,540
Sanmina Corp.*	1,400	20,090
ScanSource, Inc.*	1,500	48,000
Shimadzu Corp. (Japan)	500	4,025
SYNNEX Corp.*	1,400	59,192
TDK Corp. (Japan)	200	6,892

TTM Technologies, Inc.*	2,700	22,680
Yaskawa Electric Corp. (Japan)	300	3,641
Yokogawa Electric Corp. (Japan)	300	3,586

		1,889,618

Energy Equipment & Services — 0.9%
Aker Solutions ASA (Norway)	245	3,345
AMEC PLC (United Kingdom)	485	7,418
Atwood Oceanics, Inc.*	2,600	135,330
Bristow Group, Inc.	2,300	150,236
Cie Generale de Geophysique-Veritas (France)*	267	5,916
Dawson Geophysical Co.*	400	14,744
Diamond Offshore Drilling, Inc.	7,200	495,288
Ensco PLC (Class A Stock)	21,900	1,272,828
Fugro NV (Netherlands)	114	6,194
Global Geophysical Services, Inc.*	900	4,248
Helix Energy Solutions Group, Inc.*	1,200	27,648
Matrix Service Co.*	2,300	35,834
Parker Drilling Co.*	5,000	24,900
Petrofac Ltd. (Channel Islands)	402	7,318
Saipem SpA (Italy)	411	6,671
Schlumberger Ltd.	14,600	1,046,236
Seadrill Ltd. (Bermuda)	599	24,125
Subsea 7 SA (Luxembourg)*	437	7,662
Superior Energy Services, Inc.	5,000	129,700
Technip SA (France)	158	16,058
Tenaris SA (Luxembourg)	768	15,382
TETRA Technologies, Inc.*	4,600	47,196
TGC Industries, Inc.	420	3,452
Transocean Ltd. (Switzerland)	572	27,466
WorleyParsons Ltd. (Australia)	321	5,686

		3,520,881

Food & Staples Retailing — 1.4%
AEON Co. Ltd. (Japan) (Class A Stock)	900	11,827
Arden Group, Inc.	100	11,039
Carrefour SA (France)	953	26,176
Casino Guichard Perrachon SA (France)	87	8,152
Colruyt SA (Belgium)	121	6,367
Costco Wholesale Corp.	400	44,228
CVS Caremark Corp.	36,600	2,092,788
Delhaize Group SA (Belgium)	157	9,706
Distribuidora Internacional de Alimentacion SA (Spain)	949	7,169
FamilyMart Co. Ltd. (Japan)	100	4,267
Harris Teeter Supermarkets, Inc.	100	4,686
Ingles Markets, Inc.	200	5,050
J Sainsbury PLC (United Kingdom)	1,894	10,237
Jeronimo Martins SGPS SA (Portugal)	402	8,473
Kesko OYJ (Finland) (Class B Stock)	119	3,306
Koninklijke Ahold NV (Netherlands)	1,609	23,930
Kroger Co. (The)	30,800	1,063,832
Lawson, Inc. (Japan)	100	7,631
Metcash Ltd. (Australia)	1,342	4,305
Metro AG (Germany)	201	6,351
Nash Finch Co.	300	6,603
Olam International Ltd. (Singapore)	2,500	3,218
Pricesmart, Inc.	300	26,289
Seven & I Holdings Co. Ltd. (Japan)	1,150	42,117
Spartan Stores, Inc.	500	9,220
Tesco PLC (United Kingdom)	12,861	64,766
Village Super Market, Inc. (Class A Stock)	500	16,545

Wal-Mart Stores, Inc.	23,300	1,735,617
Weis Markets, Inc.	200	9,014
Wesfarmers Ltd. (Australia)	1,566	56,668
WM Morrison Supermarkets PLC (United Kingdom)	3,468	13,804
Woolworths Ltd. (Australia)	1,917	57,427

		5,400,808

Food Products — 1.3%
Ajinomoto Co., Inc. (Japan)	1,000	14,669
Archer-Daniels-Midland Co.	32,700	1,108,857
Aryzta AG (Switzerland)*	136	7,634
Associated British Foods PLC (United Kingdom)	553	14,588
Barry Callebaut AG (Switzerland)*	4	3,661
Bunge Ltd.	5,800	410,466
Cal-Maine Foods, Inc.	1,300	60,463
D.E. Master Blenders 1753 NV (Netherlands)*	784	12,552
Danone SA (France)	912	68,644
Darling International, Inc.	8,200	153,012
General Mills, Inc.	7,300	354,269
Golden Agri-Resources Ltd. (Mauritius)	11,000	4,843
Ingredion, Inc.	11,900	780,878
J&J Snack Foods Corp.	400	31,120
Kerry Group PLC (Ireland) (Class A Stock)	232	12,804
Kikkoman Corp. (Japan)	300	4,990
Lindt & Spruengli AG (Switzerland)	1	3,754
Meiji Holdings Co. Ltd. (Japan)	100	4,802
Nestle SA (Switzerland)	5,109	335,255
Nippon Meat Packers, Inc. (Japan)	300	4,589
Nisshin Seifun Group, Inc. (Japan)	500	5,991
Nissin Foods Holdings Co. Ltd. (Japan)	100	4,044
Omega Protein Corp.*	1,700	15,266
Orkla ASA (Norway)	1,198	9,809
Pilgrim’s Pride Corp.	11,800	176,292
Sanderson Farms, Inc.	300	19,926
Seaboard Corp.	16	43,328
Suedzucker AG (Germany)	130	4,025
Tate & Lyle PLC (United Kingdom)	724	9,084
Toyo Suisan Kaisha Ltd. (Japan)	100	3,327
Tyson Foods, Inc. (Class A Stock)	37,700	968,136
Unilever NV (Netherlands), CVA	2,601	102,386
Unilever PLC (United Kingdom)	2,049	82,949
Wilmar International Ltd. (Singapore)	3,000	7,420
Yakult Honsha Co. Ltd. (Japan)	150	6,220
Yamazaki Baking Co. Ltd. (Japan)	200	2,347

		4,852,400

Gas Utilities — 0.1%
APA Group (Australia)	1,284	7,036
Chesapeake Utilities Corp.	600	30,894
Enagas SA (Spain)	337	8,329
Gas Natural SDG SA (Spain)	542	10,920
Hong Kong & China Gas Co. Ltd. (Hong Kong)	8,941	21,817
Osaka Gas Co. Ltd. (Japan)	2,900	12,245
Snam SpA (Italy)	3,147	14,329
Southwest Gas Corp.	1,700	79,543
Toho Gas Co. Ltd. (Japan)	600	3,103
Tokyo Gas Co. Ltd. (Japan)	3,800	20,965

		209,181

Healthcare Equipment & Supplies — 1.7%
Abbott Laboratories	50,600	1,764,928
Anika Therapeutics, Inc.*	300	5,100
ArthroCare Corp.*	500	17,265
Atrion Corp.	190	41,555
Baxter International, Inc.	2,900	200,883
Becton Dickinson and Co.	5,900	583,097
C.R. Bard, Inc.(a)	4,100	445,588
Cantel Medical Corp.	600	20,322
Cochlear Ltd. (Australia)	88	4,939
Coloplast A/S (Denmark) (Class B Stock)	185	10,359
Covidien PLC (Ireland)	2,700	169,668
Cyberonics, Inc.*	2,300	119,508
Elekta AB (Sweden) (Class B Stock)	568	8,633
Essilor International SA (France)	326	34,731
Getinge AB (Sweden) (Class B Stock)	311	9,442
ICU Medical, Inc.*	500	36,030
Intuitive Surgical, Inc.*	1,500	759,870
Invacare Corp.	2,600	37,336
Masimo Corp.	1,400	29,680
Medtronic, Inc.	12,300	633,081
Meridian Bioscience, Inc.	300	6,450
Olympus Corp. (Japan)*	300	9,116
Orthofix International NV*	2,900	78,010
Smith & Nephew PLC (United Kingdom)	1,507	16,878
Sonova Holding AG (Switzerland)*	85	8,993
Staar Surgical Co.*	1,200	12,180
STERIS Corp.	3,200	137,216
Stryker Corp.	17,200	1,112,496
SurModics, Inc.*	1,600	32,016
Symmetry Medical, Inc.*	800	6,736
Sysmex Corp. (Japan)	150	9,824
Terumo Corp. (Japan)	200	9,941
Thoratec Corp.*	3,700	115,847
Vascular Solutions, Inc.*	1,300	19,123
West Pharmaceutical Services, Inc.	1,400	98,364
William Demant Holding A/S (Denmark)*	41	3,388

		6,608,593

Healthcare Providers & Services — 1.3%
Aetna, Inc.	17,400	1,105,596
Alfresa Holdings Corp. (Japan)	100	5,354
Bio-Reference Labs, Inc.*	300	8,625
Celesio AG (Germany)	123	2,670
Chemed Corp.	300	21,729
Cigna Corp.	12,400	898,876
Fresenius Medical Care AG & Co. KGaA (Germany)	338	23,958
Fresenius SE & Co. KGaA (Germany)	199	24,493
HCA Holdings, Inc.	12,300	443,538
HealthSouth Corp.*	2,200	63,360
Humana, Inc.	16,000	1,350,080
Magellan Health Services, Inc.*	1,200	67,296
Medipal Holdings Corp. (Japan)	200	2,712
Miraca Holdings, Inc. (Japan)	100	4,595
National Healthcare Corp.	1,100	52,580
Providence Service Corp. (The)*	1,600	46,544
Ramsay Health Care Ltd. (Australia)	192	6,276
Select Medical Holdings Corp.	10,100	82,820
Sonic Healthcare Ltd. (Australia)	590	8,015
Suzuken Co. Ltd. (Japan)	100	3,366

Team Health Holdings, Inc.*	1,000	41,070
Triple-S Management Corp.* (Class B Stock)	1,400	30,058
WellPoint, Inc.	10,000	818,400

		5,112,011

Healthcare Technology — 0.1%
Computer Programs & Systems, Inc.	1,700	83,538
MedAssets, Inc.	6,700	118,858

		202,396

Hotels, Restaurants & Leisure — 1.6%
Accor SA (France)	254	8,928
AFC Enterprises, Inc.*	1,100	39,534
Bob Evans Farms, Inc.	100	4,698
Carnival PLC (United Kingdom)	281	9,768
Cheesecake Factory, Inc. (The)	1,500	62,835
Chipotle Mexican Grill, Inc.	500	182,175
Compass Group PLC (United Kingdom)	2,922	37,336
Cracker Barrel Old Country Store, Inc.	600	56,796
Crown Ltd. (Australia)	622	6,857
Echo Entertainment Group Ltd. (Australia)	1,074	3,010
Fiesta Restaurant Group, Inc.*	1,200	41,268
Flight Centre Ltd. (Australia)	85	3,044
Galaxy Entertainment Group Ltd. (Hong Kong)	3,300	16,030
Genting Singapore PLC (Singapore)	9,500	9,851
InterContinental Hotels Group PLC (United Kingdom)	421	11,570
International Game Technology	33,700	563,127
Interval Leisure Group, Inc.	1,400	27,888
Isle of Capri Casinos, Inc.*	600	4,500
Jack in the Box, Inc.	3,600	141,444
Marcus Corp.	2,000	25,440
Marriott Vacations Worldwide Corp.*	2,700	116,748
McDonald’s Corp.	22,268	2,204,532
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	2,775
MGM China Holdings Ltd. (Hong Kong)	1,600	4,246
OPAP SA (Greece)	307	2,569
Oriental Land Co. Ltd. (Japan)	100	15,476
Papa John’s International, Inc.*	1,500	98,055
Ruth’s Hospitality Group, Inc.	900	10,863
Sands China Ltd. (China)	3,800	17,758
Shangri-La Asia Ltd. (Bermuda)	2,000	3,438
SJM Holdings Ltd. (Hong Kong)	3,000	7,280
SKYCITY Entertainment Group Ltd. (New Zealand)	895	3,019
Sodexo (France)	146	12,163
Sonic Corp.	8,500	123,760
Starbucks Corp.	27,700	1,814,073
Tabcorp Holdings Ltd. (Australia)	1,051	2,927
Tatts Group Ltd. (Australia)	2,333	6,739
Texas Roadhouse, Inc.	2,600	65,052
TUI Travel PLC (United Kingdom)	668	3,622
Whitbread PLC (United Kingdom)	277	12,886
William Hill PLC (United Kingdom)	1,338	8,972
Wynn Macau Ltd. (Hong Kong)	2,500	6,724
Yum! Brands, Inc.	4,900	339,766

		6,139,542

Household Durables — 0.4%
Casio Computer Co. Ltd. (Japan)	300	2,642
CSS Industries, Inc.	600	14,958
Electrolux AB, Ser. B (Sweden)	373	9,413
Helen of Troy Ltd.*	300	11,511
Husqvarna AB (Sweden) (Class B Stock)	644	3,401

Jarden Corp.*	1,300	56,875
La-Z-Boy, Inc. (Class Z Stock)	5,900	119,593
Libbey, Inc.*	1,500	35,955
NACCO Industries, Inc. (Class A Stock)	990	56,707
Panasonic Corp. (Japan)*	3,400	27,377
Persimmon PLC (United Kingdom)	470	8,437
Rinnai Corp. (Japan)	50	3,555
Ryland Group, Inc. (The)	500	20,050
Sekisui Chemical Co. Ltd. (Japan)	700	7,433
Sekisui House Ltd. (Japan)	900	13,004
Sharp Corp. (Japan)*	1,500	6,040
Sony Corp. (Japan)	1,600	33,802
Whirlpool Corp.	10,000	1,143,600

		1,574,353

Household Products — 0.9%
Colgate-Palmolive Co.	18,000	1,031,220
Henkel AG & Co. KGaA (Germany)	202	15,821
Procter & Gamble Co. (The)	31,575	2,430,959
Reckitt Benckiser Group PLC (United Kingdom)	1,032	73,000
Svenska Cellulosa AB (Sweden) (Class B Stock)	931	23,348
Unicharm Corp. (Japan)	200	11,312

		3,585,660

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	89,500	1,073,105
Electric Power Development Co. Ltd. (Japan)	200	6,253
Enel Green Power SpA (Italy)	2,716	5,637

		1,084,995

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	5,900	367,629
General Electric Co.	132,450	3,071,516
Hopewell Holdings Ltd. (Hong Kong)	1,000	3,319
Hutchison Whampoa Ltd. (Hong Kong)	3,300	34,525
Keppel Corp. Ltd. (Singapore)	2,300	18,812
Koninklijke Philips NV (Netherlands)	1,535	41,846
NWS Holdings Ltd. (Bermuda)	2,100	3,220
SembCorp Industries Ltd. (Singapore)	1,500	5,836
Siemens AG (Germany)	1,278	129,414
Smiths Group PLC (United Kingdom)	609	12,116
Toshiba Corp. (Japan)	6,200	29,720

		3,717,953

Insurance — 2.3%
Admiral Group PLC (United Kingdom)	315	6,345
AEGON NV (Netherlands)	2,811	18,859
Ageas (Belgium)	362	12,702
AIA Group Ltd. (Hong Kong)	18,600	78,362
Allianz SE (Germany)	728	106,259
American Financial Group, Inc.	7,600	371,716
American International Group, Inc.*	12,800	572,160
AMP Ltd. (Australia)	4,589	17,748
Amtrust Financial Services, Inc.	900	32,130
Assicurazioni Generali SpA (Italy)	1,865	32,599
Aviva PLC (United Kingdom)	4,828	24,884
AXA SA (France)	2,860	56,378
Baloise Holding AG (Switzerland)	85	8,256
Berkshire Hathaway, Inc. (Class B Stock)*	12,200	1,365,424
Chubb Corp. (The)	15,700	1,329,005
CNP Assurances (France)	239	3,432

Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	13	18,662
Delta Lloyd NV (Netherlands)	291	5,832
Direct Line Insurance Group PLC (United Kingdom)	1,317	4,667
Enstar Group Ltd.*	60	7,979
Erie Indemnity Co. (Class A Stock)	400	31,876
FBL Financial Group, Inc. (Class A Stock)	1,400	60,914
Gjensidige Forsikring ASA (Norway)	327	4,817
Global Indemnity PLC (Class A Stock)*	500	11,775
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	900	22,077
Hannover Rueckversicherung SE (Germany)	97	6,975
Insurance Australia Group Ltd. (Australia)	3,225	16,008
Kansas City Life Insurance Co.	800	30,616
Legal & General Group PLC (United Kingdom)	9,441	24,607
Mapfre SA (Spain)	1,129	3,673
MetLife, Inc.	43,600	1,995,136
MS&AD Insurance Group Holdings (Japan)	790	20,011
Muenchener Rueckversicherungs AG (Germany)	286	52,542
National Western Life Insurance Co. (Class A Stock)	50	9,493
NKSJ Holdings, Inc. (Japan)	575	13,665
Old Mutual PLC (United Kingdom)	7,813	21,448
PartnerRe Ltd.	5,200	470,912
Primerica, Inc.	600	22,464
ProAssurance Corp.	1,800	93,888
Prudential PLC (United Kingdom)	4,083	66,646
QBE Insurance Group Ltd. (Australia)	1,907	26,403
Reinsurance Group of America, Inc.	500	34,555
Resolution Ltd. (Guernsey)	2,455	10,634
RSA Insurance Group PLC (United Kingdom)	5,511	9,998
Safety Insurance Group, Inc.	200	9,702
Sampo OYJ (Finland) (Class A Stock)	669	26,051
SCOR SE (France)	253	7,765
Sony Financial Holdings, Inc. (Japan)	300	4,723
Standard Life PLC (United Kingdom)	3,893	20,488
Suncorp Group Ltd. (Australia)	1,996	21,679
Swiss Life Holding AG (Switzerland)*	51	8,278
Swiss Re AG (Switzerland)	562	41,813
Symetra Financial Corp.	7,000	111,930
T&D Holdings, Inc. (Japan)	900	12,039
Tokio Marine Holdings, Inc. (Japan)	1,100	34,710
Travelers Cos., Inc. (The)	14,900	1,190,808
Tryg A/S (Denmark)	38	3,131
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	54	2,505
Zurich Insurance Group AG (Switzerland)*	237	61,433

		8,691,587

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.	2,100	583,149
Blue Nile, Inc.*	400	15,112
Expedia, Inc.	5,100	306,765
HSN, Inc.	1,500	80,580
Rakuten, Inc. (Japan)	1,110	13,126

		998,732

Internet Software & Services — 1.2%
Akamai Technologies, Inc.	4,700	199,985
Dena Co. Ltd. (Japan)	200	3,916
Dice Holdings, Inc.*	2,500	23,025
EarthLink, Inc.	2,100	13,041
Google, Inc. (Class A Stock)	2,800	2,465,036
Gree, Inc. (Japan)	200	1,775

IntraLinks Holdings, Inc.*	4,400	31,944
LogMeIn, Inc.*	900	22,014
NIC, Inc.	2,900	47,937
Perficient, Inc.*	500	6,670
QuinStreet, Inc.*	2,300	19,849
RealNetworks, Inc.*	300	2,268
SciQuest, Inc.*	1,200	30,060
Shutterstock, Inc.	1,000	55,780
United Internet AG (Germany)	194	5,469
United Online, Inc.	9,100	68,978
ValueClick, Inc.*	5,100	125,868
Vocus, Inc.*	700	7,364
XO Group, Inc.*	1,700	19,040
Yahoo Japan Corp. (Japan)	23	11,325
Yahoo!, Inc.	56,400	1,416,204
Zix Corp.*	700	2,961

		4,580,509

IT Services — 1.7%
Accenture PLC (Ireland) (Class A Stock)(a)	12,600	906,696
Amadeus IT Holding SA (Spain) (Class A Stock)	607	19,427
AtoS (France)	84	6,243
Cap Gemini SA (France)	254	12,335
Cardtronics, Inc.*	800	22,080
Cognizant Technology Solutions Corp. (Class A Stock)*	14,900	932,889
Computer Sciences Corp.	12,100	529,617
Computershare Ltd. (Australia)	690	6,469
Convergys Corp.	2,300	40,089
CoreLogic, Inc.	33,800	783,146
Euronet Worldwide, Inc.*	500	15,930
Fiserv, Inc.*	5,700	498,237
Forrester Research, Inc.	800	29,352
Fujitsu Ltd. (Japan)	2,900	11,997
iGATE Corp.*	3,500	57,470
International Business Machines Corp.	9,941	1,899,824
ITOCHU Techno-Solutions Corp. (Japan)	50	2,070
MasterCard, Inc. (Class A Stock)	100	57,450
Nomura Research Institute Ltd. (Japan)	250	8,119
NTT Data Corp. (Japan)	2	7,124
Otsuka Corp. (Japan)	30	3,346
Sykes Enterprises, Inc.*	2,000	31,520
Syntel, Inc.	1,900	119,453
Total System Services, Inc.	800	19,584
Unisys Corp.*	1,100	24,277
Visa, Inc. (Class A Stock)	1,200	219,300

		6,264,044

Leisure Equipment & Products — 0.2%
Arctic Cat, Inc.	2,200	98,956
Brunswick Corp.	200	6,390
Namco Bandai Holdings, Inc. (Japan)	300	4,862
Nikon Corp. (Japan)	500	11,682
Polaris Industries, Inc.(a)	5,500	522,500
Sankyo Co. Ltd. (Japan)	50	2,363
Sega Sammy Holdings, Inc. (Japan)	300	7,517
Shimano, Inc. (Japan)	100	8,518
Smith & Wesson Holding Corp.*	12,000	119,760
Steinway Musical Instruments, Inc.*	500	15,215
Yamaha Corp. (Japan)	200	2,292

		800,055

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	11,300	182,495
Lonza Group AG (Switzerland)*	98	7,363
Mettler-Toledo International, Inc.*	400	80,480
QIAGEN NV (Netherlands)*	366	7,162

		277,500

Machinery — 1.5%
AGCO Corp.	1,900	95,361
Alamo Group, Inc.	100	4,082
Alfa Laval AB (Sweden)	521	10,642
Amada Co. Ltd. (Japan)	500	3,292
American Railcar Industries, Inc.	500	16,755
Andritz AG (Austria)	113	5,798
Atlas Copco AB (Sweden) (Class A Stock)	1,075	25,910
Atlas Copco AB (Sweden) (Class B Stock)	605	12,947
Blount International, Inc.*	4,000	47,280
Columbus McKinnon Corp.*	1,500	31,980
Deere & Co.	15,300	1,243,125
FANUC Corp. (Japan)	300	43,418
Fiat Industrial SpA (Italy)	1,392	15,496
GEA Group AG (Germany)	292	10,339
Hino Motors Ltd. (Japan)	400	5,870
Hitachi Construction Machinery Co. Ltd. (Japan)	200	4,034
Hyster-Yale Materials Handling, Inc.	1,080	67,813
IHI Corp. (Japan)	2,000	7,567
IMI PLC (United Kingdom)	499	9,405
Invensys PLC (United Kingdom)	1,008	6,312
Japan Steel Works Ltd. (The) (Japan)	500	2,744
John Bean Technologies Corp.	1,300	27,313
JTEKT Corp. (Japan)	400	4,484
Kadant, Inc.	900	27,153
Kawasaki Heavy Industries Ltd. (Japan)	2,200	6,752
Komatsu Ltd. (Japan)	1,500	34,548
Kone OYJ (Finland) (Class B Stock)	242	19,195
Kubota Corp. (Japan)	1,700	24,741
Kurita Water Industries Ltd. (Japan)	200	4,233
L.B. Foster Co. (Class A Stock)	700	30,219
Lincoln Electric Holdings, Inc.	3,100	177,537
Lindsay Corp.	1,300	97,474
Lydall, Inc.*	900	13,140
Makita Corp. (Japan)	150	8,064
MAN SE (Germany)	65	7,086
Melrose Industries PLC (United Kingdom)	2,022	7,664
Metso OYJ (Finland)	217	7,350
Middleby Corp.*	840	142,876
Mitsubishi Heavy Industries Ltd. (Japan)	4,700	26,130
Mueller Industries, Inc.	2,000	100,860
Nabtesco Corp. (Japan)	200	4,153
NGK Insulators Ltd. (Japan)	400	4,943
NSK Ltd. (Japan)	700	6,678
Oshkosh Corp.	31,100	1,180,867
Parker Hannifin Corp.	13,700	1,306,980
Sandvik AB (Sweden)	1,758	20,996
Scania AB (Sweden) (Class B Stock)	497	9,943
Schindler Holding AG (Switzerland)	33	4,469
Schindler Holding AG — Part Certification (Switzerland)	85	11,827
SembCorp. Marine Ltd. (Singapore)	1,300	4,405
SKF AB (Sweden) (Class B Stock)	605	14,173
SMC Corp. (Japan)	100	20,048
Standex International Corp.	300	15,825

Sulzer AG (Switzerland)	43	6,866
Sumitomo Heavy Industries Ltd. (Japan)	900	3,779
THK Co. Ltd. (Japan)	250	5,246
Vallourec SA (France)	184	9,337
Valmont Industries, Inc. (Class B Stock)	4,700	672,523
Volvo AB (Sweden)	2,400	32,027
Wartsila OYJ Abp (Finland)	283	12,295
Weir Group PLC (The) (United Kingdom)	361	11,804
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	2,700	1,762
Zardoya Otis SA (Spain)	229	3,243

		5,801,178

Marine — 0.1%
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	1	6,733
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	2	14,307
Kuehne + Nagel International AG (Switzerland)	95	10,423
Matson, Inc.	8,200	205,000
Mitsui OSK Lines Ltd. (Japan)*	1,700	6,606
Nippon Yusen K.K. (Japan)	2,500	6,615
Orient Overseas International Ltd. (Hong Kong)	500	3,203

		252,887

Media — 1.8%
AMC Networks, Inc.* (Class A Stock)	2,900	189,689
Axel Springer AG (Germany)	57	2,426
British Sky Broadcasting Group PLC (United Kingdom)	1,743	20,998
Carmike Cinemas, Inc.*	600	11,616
CBS Corp.	19,100	933,417
Cinemark Holdings, Inc.	7,600	212,192
Comcast Corp. (Class A Stock)	63,200	2,646,816
Cumulus Media, Inc.*	1,000	3,390
Dentsu, Inc. (Japan)	250	8,649
DIRECTV*	17,000	1,047,540
Eutelsat Communications SA (France)	228	6,468
EW Scripps Co.*	3,400	52,972
Global Sources Ltd.*	3,500	23,485
Hakuhodo DY Holdings, Inc. (Japan)	30	2,101
Harte-Hanks, Inc.	3,100	26,660
ITV PLC (United Kingdom)	5,934	12,652
JCDecaux SA (France)	95	2,586
Journal Communications, Inc.* (Class A Stock)	1,400	10,486
Kabel Deutschland Holding AG (Germany)	148	16,250
Lagardere SCA (France)	183	5,106
Live Nation Entertainment, Inc.*	800	12,400
Pearson PLC (United Kingdom)	1,306	23,226
Publicis Groupe SA (France)	287	20,440
Reed Elsevier NV (Netherlands)	1,143	19,036
Reed Elsevier PLC (United Kingdom)	1,892	21,516
Scholastic Corp.	600	17,574
SES SA (Luxembourg)	470	13,466
Singapore Press Holdings Ltd. (Singapore)	2,500	8,217
Telenet Group Holding NV (Belgium)	86	3,947
Time Warner Cable, Inc.	3,000	337,440
Toho Co. Ltd. (Japan)	200	4,114
Viacom, Inc. (Class B Stock)	7,800	530,790
Walt Disney Co. (The)(a)	9,875	623,606
Wolters Kluwer NV (Netherlands)	514	10,887
WPP PLC (United Kingdom)	2,019	34,511

		6,916,669

Metals & Mining — 0.7%
Alumina Ltd. (Australia)*	4,039	3,595
Anglo American PLC (United Kingdom)	2,225	42,877
Antofagasta PLC (United Kingdom)	612	7,416
ArcelorMittal (Luxembourg)	1,573	17,605
BHP Billiton Ltd. (Australia)	4,996	143,800
BHP Billiton PLC (United Kingdom)	3,371	85,954
Boliden AB (Sweden)	420	5,206
Coeur Mining, Inc.*	6,600	87,780
Daido Steel Co. Ltd. (Japan)	500	2,524
Fortescue Metals Group Ltd. (Australia)(a)	2,174	5,985
Freeport-McMoRan Copper & Gold, Inc.	49,400	1,363,934
Fresnillo PLC (United Kingdom)	270	3,645
Glencore Xstrata PLC (Channel Islands)	15,958	66,058
Hitachi Metals Ltd. (Japan)	300	3,360
Iluka Resources Ltd. (Australia)	642	5,786
JFE Holdings, Inc. (Japan)	800	17,526
Kobe Steel Ltd. (Japan)*	4,000	4,947
Maruichi Steel Tube Ltd. (Japan)	100	2,555
Mitsubishi Materials Corp. (Japan)	1,700	5,985
Newcrest Mining Ltd. (Australia)	1,158	10,690
Nippon Steel & Sumitomo Metal Corp. (Japan)	11,875	31,994
Noranda Aluminum Holding Corp.	4,700	15,181
Norsk Hydro ASA (Norway)	1,445	5,794
Randgold Resources Ltd. (Channel Islands)	146	9,252
Rio Tinto Ltd. (Australia)	671	32,158
Rio Tinto PLC (United Kingdom)	2,028	82,477
Southern Copper Corp. (British Virgin Islands)	10,000	276,200
Sumitomo Metal Mining Co. Ltd. (Japan)	800	8,911
SunCoke Energy, Inc.*	1,200	16,824
ThyssenKrupp AG (Germany)*	599	11,742
Vedanta Resources PLC (United Kingdom)	165	2,565
Voestalpine AG (Austria)	171	6,047
Worthington Industries, Inc.	4,300	136,353
Yamato Kogyo Co. Ltd. (Japan)	50	1,527

		2,524,253

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	11,300	926,261
Gordmans Stores, Inc.*	1,100	14,971
Harvey Norman Holdings Ltd. (Australia)	689	1,599
Isetan Mitsukoshi Holdings Ltd. (Japan)	600	7,967
J. Front Retailing Co. Ltd. (Japan)	700	5,582
Macy’s, Inc.	24,800	1,190,400
Marks & Spencer Group PLC (United Kingdom)	2,685	17,569
Marui Group Co. Ltd. (Japan)	400	3,985
Next PLC (United Kingdom)	253	17,525
Takashimaya Co. Ltd. (Japan)	400	4,054

		2,189,913

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	875	11,578
Ameren Corp.	12,600	433,944
Avista Corp.	4,500	121,590
Centrica PLC (United Kingdom)	8,298	45,388
DTE Energy Co.	9,400	629,894
E.ON SE (Germany)	2,875	47,117
GDF Suez (France)	2,119	41,564
National Grid PLC (United Kingdom)	5,851	66,325

NorthWestern Corp.	1,700	67,830
RWE AG (Germany)	781	24,897
SCANA Corp.	14,200	697,220
Suez Environnement Co. (France)	491	6,346
Veolia Environnement SA (France)	547	6,245

		2,199,938

Office Electronics
Brother Industries Ltd. (Japan)	400	4,489
Canon, Inc. (Japan)	1,850	60,631
Konica Minolta Holdings, Inc. (Japan)	500	3,763
Ricoh Co. Ltd. (Japan)	1,000	11,850

		80,733

Oil, Gas & Consumable Fuels — 5.5%
Adams Resources & Energy, Inc.	300	20,667
ALON USA Energy, Inc.	5,900	85,314
Anadarko Petroleum Corp.	13,500	1,160,055
Apache Corp.	10,200	855,066
Apco Oil and Gas International, Inc.*	470	5,419
BG Group PLC (United Kingdom)	5,433	92,329
BP PLC (United Kingdom)	30,601	212,371
Cabot Oil & Gas Corp.	6,300	447,426
Caltex Australia Ltd. (Australia)	209	3,438
Chevron Corp.	35,392	4,188,289
ConocoPhillips	32,800	1,984,400
Cosmo Oil Co. Ltd. (Japan)*	1,000	1,839
Delek Group Ltd. (Israel)	7	1,807
Delek US Holdings, Inc.	3,600	103,608
Eni SpA (Italy)	4,062	83,368
EPL Oil & Gas, Inc.*	2,000	58,720
Evolution Petroleum Corp.*	300	3,273
Exxon Mobil Corp.	75,854	6,853,409
Galp Energia SGPS SA (Portugal) (Class B Stock)	419	6,211
Green Plains Renewable Energy, Inc.*	1,400	18,648
Hess Corp.	9,900	658,251
Idemitsu Kosan Co. Ltd. (Japan)	60	4,599
Inpex Corp. (Japan)	3	12,469
JX Holdings, Inc. (Japan)	3,510	16,948
Lundin Petroleum AB (Sweden)*	392	7,753
Marathon Oil Corp.	2,056	71,097
Marathon Petroleum Corp.	10,978	780,097
Murphy Oil Corp.	2,900	176,581
Neste Oil OYJ (Finland)	185	2,700
Noble Energy, Inc.	3,800	228,152
OMV AG (Austria)	228	10,285
Origin Energy Ltd. (Australia)	1,701	19,492
Phillips 66	22,000	1,296,020
Renewable Energy Group, Inc.*	800	11,384
Repsol SA (Spain)	1,366	28,829
REX American Resources Corp.*	700	20,139
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	6,023	192,400
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	4,174	138,239
Santos Ltd. (Australia)	1,495	17,025
Showa Shell Sekiyu K.K. (Japan)	300	2,461
Statoil ASA (Norway)	1,782	36,813
Stone Energy Corp.*	5,400	118,962
Targa Resources Corp.	2,000	128,660
Tesoro Corp.	1,300	68,016
TonenGeneral Sekiyu K.K. (Japan)	500	4,838
Total SA (France)	3,400	166,066
Tullow Oil PLC (United Kingdom)	1,493	22,728
Vaalco Energy, Inc.*	9,100	52,052

Valero Energy Corp.	11,300	392,901
Western Refining, Inc.	3,000	84,210
Whitehaven Coal Ltd. (Australia)	708	1,490
Woodside Petroleum Ltd. (Australia)	1,022	32,549

		20,989,863

Paper & Forest Products
Neenah Paper, Inc.	900	28,593
OJI Holdings Corp. (Japan)	1,200	4,837
Schweitzer-Mauduit International, Inc.	300	14,964
Stora ENSO OYJ (Finland) (Class R Stock)	851	5,698
UPM-Kymmene OYJ (Finland)	815	7,988

		62,080

Personal Products — 0.1%
Beiersdorf AG (Germany)	156	13,589
Inter Parfums, Inc.	2,400	68,448
Kao Corp. (Japan)	900	30,638
L’Oreal SA (France)	386	63,452
Medifast, Inc.	3,400	87,584
Revlon, Inc.*	1,200	26,472
Shiseido Co. Ltd. (Japan)	600	8,927

		299,110

Pharmaceuticals — 3.4%
AbbVie, Inc.	23,800	983,892
Allergan, Inc.	14,400	1,213,056
Astellas Pharma, Inc. (Japan)	650	35,311
AstraZeneca PLC (United Kingdom)	1,993	94,227
Bayer AG (Germany)	1,320	140,540
Chugai Pharmaceutical Co. Ltd. (Japan)	300	6,210
Daiichi Sankyo Co. Ltd. (Japan)	1,000	16,665
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	200	2,645
Eisai Co. Ltd. (Japan)	400	16,302
Eli Lilly & Co.	32,200	1,581,664
GlaxoSmithKline PLC (United Kingdom)	7,834	195,822
Hi-Tech Pharmacal Co., Inc.	1,200	39,840
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	5,075
Jazz Pharmaceuticals PLC*	2,300	158,079
Johnson & Johnson	29,800	2,558,628
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	4,521
Merck & Co., Inc.	24,789	1,151,449
Merck KGaA (Germany)	100	15,208
Mitsubishi Tanabe Pharma Corp. (Japan)	400	5,175
Novartis AG (Switzerland)	3,673	260,161
Novo Nordisk A/S (Denmark) (Class B Stock)	650	101,051
Ono Pharmaceutical Co. Ltd. (Japan)	100	6,807
Orion OYJ (Finland)	171	4,007
Otsuka Holdings Co. Ltd. (Japan)	600	19,811
Pfizer, Inc.	125,119	3,504,583
Roche Holding AG (Switzerland)	1,122	278,477
Sanofi (France)	1,906	197,042
Santarus, Inc.*	4,100	86,305
Santen Pharmaceutical Co. Ltd. (Japan)	150	6,491
SciClone Pharmaceuticals, Inc.*	4,900	24,304
Shionogi & Co. Ltd. (Japan)	500	10,427
Shire PLC (Channel Islands)	890	28,204
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,129
Takeda Pharmaceutical Co. Ltd. (Japan)	1,250	56,368
Teva Pharmaceutical Industries Ltd. (Israel)	1,383	54,128

Tsumura & Co. (Japan)	100	2,947
UCB SA (Belgium)	171	9,179

		12,876,730

Professional Services — 0.1%
Adecco SA (Switzerland)*	225	12,814
ALS Ltd. (Australia)	528	4,597
Bureau Veritas SA (France)	340	8,804
Capita PLC (United Kingdom)	1,100	16,169
Experian PLC (Channel Islands)	1,613	28,034
Exponent, Inc.	300	17,733
Huron Consulting Group, Inc.*	400	18,496
ICF International, Inc.*	1,600	50,416
Insperity, Inc.	1,700	51,510
Intertek Group PLC (United Kingdom)	252	11,202
Navigant Consulting, Inc.*	3,700	44,400
Randstad Holding NV (Netherlands)	194	7,975
Resources Connection, Inc.	2,300	26,680
RPX Corp.*	1,900	31,920
Seek Ltd. (Australia)	408	3,377
SGS SA (Switzerland)	9	19,322

		353,449

Real Estate Investment Trusts — 1.3%
American Assets Trust, Inc.	3,300	101,838
American Capital Agency Corp.	6,000	137,940
American Capital Mortgage Investment Corp.	5,500	98,835
American Tower Corp. (Class A Stock)	8,700	636,579
Annaly Capital Management, Inc.	50,600	636,042
Anworth Mortgage Asset Corp.	2,900	16,240
Apollo Residential Mortgage, Inc.	500	8,240
ARMOUR Residential REIT, Inc.	7,000	32,970
Ascendas Real Estate Investment Trust (Singapore)	3,500	6,134
Ashford Hospitality Trust, Inc.	4,400	50,380
British Land Co. PLC (United Kingdom)	1,458	12,560
CapitaCommercial Trust (Singapore)	3,000	3,461
CapitaMall Trust (Singapore)	3,600	5,649
Capstead Mortgage Corp.	2,200	26,620
Cedar Realty Trust, Inc.	700	3,626
CFS Retail Property Trust Group (Australia)	2,918	5,320
Chatham Lodging Trust	2,000	34,360
Chesapeake Lodging Trust	800	16,632
Corio NV (Netherlands)	105	4,179
CyrusOne, Inc.	600	12,444
Dexus Property Group (Australia)	7,132	6,955
DiamondRock Hospitality Co.	11,400	106,248
Dynex Capital, Inc.	3,100	31,589
Federation Centres Ltd. (Australia)	2,269	4,918
Fonciere des Regions (France)	56	4,197
Franklin Street Properties Corp.	8,600	113,520
Gecina SA (France)	34	3,758
General Growth Properties, Inc.	19,200	381,504
Geo Group, Inc. (The)	3,100	105,245
Goodman Group (Australia)	2,640	11,737
Government Properties Income Trust	2,500	63,050
GPT Group (Australia)	2,477	8,698
Hammerson PLC (United Kingdom)	1,125	8,342
Hospitality Properties Trust	3,500	91,980
Host Hotels & Resorts, Inc.	28,500	480,795
ICADE (France)	34	2,805
Intu Properties PLC (United Kingdom)	1,031	4,901

Invesco Mortgage Capital, Inc.	5,600	92,736
Investors Real Estate Trust	7,000	60,200
Japan Prime Realty Investment Corp. (Japan)	2	6,120
Japan Real Estate Investment Corp. (Japan)	1	11,171
Japan Retail Fund Investment Corp. (Japan)	4	8,357
JAVELIN Mortgage Investment Corp.	3,800	53,542
Kite Realty Group Trust	1,200	7,236
Klepierre (France)	155	6,108
Land Securities Group PLC (United Kingdom)	1,303	17,500
LaSalle Hotel Properties	1,200	29,640
Lexington Realty Trust	700	8,176
Link REIT (The) (Hong Kong)	3,500	17,177
Mirvac Group (Australia)	5,798	8,488
Nippon Building Fund, Inc. (Japan)	1	11,581
Parkway Properties, Inc.	2,500	41,900
Potlatch Corp.	2,200	88,968
Resource Capital Corp.	14,700	90,405
RLJ Lodging Trust	6,100	137,189
Saul Centers, Inc.	800	35,568
Segro PLC (United Kingdom)	1,151	4,883
Select Income REIT	2,300	64,492
Simon Property Group, Inc.	2,700	426,384
Sovran Self Storage, Inc.	800	51,832
Starwood Property Trust, Inc.	300	7,425
Stockland (Australia)	3,514	11,181
Strategic Hotels & Resorts, Inc.*	2,200	19,492
Summit Hotel Properties, Inc.	3,900	36,855
Sunstone Hotel Investors, Inc.*	1,800	21,744
Two Harbors Investment Corp.	3,600	36,900
Unibail-Rodamco SE (France)	152	35,401
Western Asset Mortgage Capital Corp.	900	15,714
Westfield Group (Australia)	3,315	34,720
Westfield Retail Trust (Australia)	4,713	13,329
Winthrop Realty Trust	3,100	37,293

		4,829,998

Real Estate Management & Development — 0.5%
AEON Mall Co. Ltd. (Japan)	100	2,481
CapitaLand Ltd. (Singapore)	4,000	9,664
CapitaMalls Asia Ltd. (Singapore)	2,100	3,012
CBRE Group, Inc. (Class A Stock)*	21,700	506,912
Cheung Kong Holdings Ltd. (Hong Kong)	2,200	29,666
City Developments Ltd. (Singapore)	600	5,048
Daito Trust Construction Co. Ltd. (Japan)	100	9,422
Daiwa House Industry Co. Ltd. (Japan)	800	14,902
Forestar Group, Inc.*	1,900	38,114
Global Logistic Properties Ltd. (Singapore)	4,200	9,085
Hang Lung Properties Ltd. (Hong Kong)	3,500	12,123
Henderson Land Development Co. Ltd. (Hong Kong)	1,650	9,799
Howard Hughes Corp. (The)*	1,200	134,508
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,317
IMMOFINANZ AG (Austria)*	1,769	6,601
Jones Lang LaSalle, Inc.	10,300	938,742
Keppel Land Ltd. (Singapore)	1,200	3,156
Kerry Properties Ltd. (Hong Kong)	1,000	3,898
Lend Lease Group (Australia)	881	6,717
Mitsubishi Estate Co. Ltd. (Japan)	1,900	50,585
Mitsui Fudosan Co. Ltd. (Japan)	1,300	38,220
New World Development Co. Ltd. (Hong Kong)	5,700	7,829
Nomura Real Estate Holdings, Inc. (Japan)	200	4,418

NTT Urban Development Corp. (Japan)	2	2,455
Sino Land Co. Ltd. (Hong Kong)	4,300	6,012
Sumitomo Realty & Development Co. Ltd. (Japan)	550	21,920
Sun Hung Kai Properties Ltd. (Hong Kong)	2,400	30,821
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	12,048
Swire Properties Ltd. (Hong Kong)	1,600	4,711
Swiss Prime Site AG (Switzerland)	88	6,469
Tokyo Tatemono Co. Ltd. (Japan)	300	2,496
Tokyu Land Corp. (Japan)	700	6,408
UOL Group Ltd. (Singapore)	700	3,701
Wharf Holdings Ltd. (Hong Kong)	2,400	20,031
Wheelock & Co. Ltd. (Hong Kong)	1,500	7,484

		1,973,775

Road & Rail — 1.0%
AMERCO	670	108,473
Asciano Ltd. (Australia)	1,513	6,920
Aurizon Holdings Ltd. (Australia)	2,980	11,320
Central Japan Railway Co. (Japan)	221	26,936
ComfortDelGro Corp. Ltd. (Singapore)	3,000	4,311
CSX Corp.	37,000	858,030
DSV A/S (Denmark)	300	7,308
East Japan Railway Co. (Japan)	500	38,916
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	11,383
Heartland Express, Inc.	1,500	20,805
Keikyu Corp. (Japan)	700	6,010
Keio Corp. (Japan)	900	6,183
Keisei Electric Railway Co. Ltd. (Japan)	500	4,684
Kintetsu Corp. (Japan)	2,500	10,975
Marten Transport Ltd.	300	4,701
MTR Corp. Ltd. (Hong Kong)	2,500	9,187
Nippon Express Co. Ltd. (Japan)	1,300	6,173
Norfolk Southern Corp.	13,800	1,002,570
Odakyu Electric Railway Co. Ltd. (Japan)	1,000	9,766
Old Dominion Freight Line, Inc.*	3,500	145,670
Saia, Inc.*	450	13,487
Tobu Railway Co. Ltd. (Japan)	1,600	8,246
Tokyu Corp. (Japan)	1,800	11,786
Union Pacific Corp.	9,700	1,496,516
West Japan Railway Co. (Japan)	300	12,723

		3,843,079

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Energy Industries, Inc.*	2,900	50,489
Advantest Corp. (Japan)	300	4,943
Alpha & Omega Semiconductor Ltd.*	400	3,056
Applied Materials, Inc.	1,700	25,347
ARM Holdings PLC (United Kingdom)	2,230	26,977
ASM Pacific Technology Ltd. (Hong Kong)	300	3,293
ASML Holding NV (Netherlands)	571	45,075
ATMI, Inc.*	200	4,730
Entegris, Inc.*	9,900	92,961
Infineon Technologies AG (Germany)	1,769	14,808
Inphi Corp.*	2,200	24,200
Intel Corp.	86,800	2,102,296
IXYS Corp.	900	9,954
LSI Corp.	83,400	595,476
MA-COM Technology Solutions Holdings, Inc.*	600	8,760
Marvell Technology Group Ltd.	27,000	316,170
Mellanox Technologies Ltd. (Israel)*	55	2,734
MKS Instruments, Inc.	900	23,886

NVE Corp.*	300	14,046
Pericom Semiconductor Corp.*	2,300	16,376
PMC - Sierra, Inc.*	12,500	79,375
Power Integrations, Inc.	700	28,392
RF Micro Devices, Inc.*	22,900	122,515
Rohm Co. Ltd. (Japan)	150	6,092
Sigma Designs, Inc.*	1,400	7,070
Silicon Image, Inc.*	11,900	69,615
Spansion, Inc.* (Class A Stock)	1,700	21,284
STMicroelectronics NV (Netherlands)	1,019	9,157
Sumco Corp. (Japan)	200	2,191
Tokyo Electron Ltd. (Japan)	250	12,640
Ultra Clean Holdings*	1,700	10,285
Ultratech, Inc.*	300	11,016

		3,765,209

Software — 2.2%
Aspen Technology, Inc.*	4,400	126,676
AVG Technologies NV*	3,700	71,965
CA, Inc.	12,600	360,738
CommVault Systems, Inc.*	2,400	182,136
Dassault Systemes SA (France)	105	12,834
EPIQ Systems, Inc.	300	4,041
Intuit, Inc.	21,000	1,281,630
Konami Corp. (Japan)	200	4,246
Manhattan Associates, Inc.	1,700	131,172
Microsoft Corp.	76,813	2,652,353
Monotype Imaging Holdings, Inc.	2,600	66,066
Netscout Systems, Inc.*	2,300	53,682
NICE Systems Ltd. (Israel)	101	3,713
Nintendo Co. Ltd. (Japan)	150	17,661
Oracle Corp.	85,100	2,614,272
Oracle Corp. (Japan)	100	4,142
Pegasystems, Inc.	3,400	112,608
PTC, Inc.*	900	22,077
Sage Group PLC (The) (United Kingdom)	1,771	9,153
SAP AG (Germany)	1,471	107,416
SolarWinds, Inc.*	1,300	50,453
Solera Holdings, Inc.	6,000	333,900
SS&C Technologies Holdings, Inc.*	3,500	115,150
Symantec Corp.	3,200	71,904
Telenav, Inc.*	2,500	13,075
Trend Micro, Inc. (Japan)	150	4,769

		8,427,832

Specialty Retail — 1.8%
ANN, Inc.*	3,700	122,840
Body Central Corp.*	1,700	22,644
Cato Corp. (The) (Class A Stock)	1,600	39,936
Children’s Place Retail Stores, Inc. (The)*	1,100	60,280
Destination Maternity Corp.	1,100	27,060
Express, Inc.*	8,000	167,760
Fast Retailing Co. Ltd. (Japan)	100	33,750
Gap, Inc. (The)	31,900	1,331,187
Genesco, Inc.*	1,200	80,388
Groupe Fnac (France)	15	321
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,516	49,879
Home Depot, Inc. (The)	15,700	1,216,279
Inditex SA (Spain)	348	42,924
Kingfisher PLC (United Kingdom)	3,916	20,417

Kirkland’s, Inc.*	1,100	18,975
L Brands, Inc.	11,400	561,450
New York & Co., Inc.*	600	3,810
Nitori Holdings Co Ltd. (Japan)	50	4,025
PetSmart, Inc.	4,600	308,154
Ross Stores, Inc.	20,300	1,315,643
Sanrio Co. Ltd. (Japan)	50	2,319
Shoe Carnival, Inc.	850	20,409
Systemax, Inc.	500	4,705
Tilly’s, Inc.*	1,900	30,400
TJX Cos., Inc.	28,700	1,436,722
USS Co. Ltd. (Japan)	40	5,071
Yamada Denki Co. Ltd. (Japan)	130	5,264

		6,932,612

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG (Germany)	334	36,105
Asics Corp. (Japan)	300	4,728
Burberry Group PLC (United Kingdom)	686	14,113
Carter’s, Inc.	4,400	325,908
Christian Dior SA (France)	86	13,893
Cie Financiere Richemont SA (Switzerland)	833	73,461
Coach, Inc.	4,000	228,360
Culp, Inc.	200	3,478
G-III Apparel Group Ltd., Common Stock*	600	28,872
Hugo Boss AG (Germany)	49	5,388
Kering (France)	121	24,622
Li & Fung Ltd. (Hong Kong)	9,000	12,267
Luxottica Group SpA (Italy)	265	13,408
LVMH Moet Hennessy Louis Vuitton SA (France)	405	65,753
Maidenform Brands, Inc.*	1,900	32,927
Perry Ellis International, Inc.	1,600	32,496
Ralph Lauren Corp.	4,600	799,204
Steven Madden Ltd.*	2,600	125,788
Swatch Group AG (The) (Switzerland) (Bearer Shares)	49	26,766
Swatch Group AG (The) (Switzerland) (Registered Shares)	70	6,582
Tumi Holdings, Inc.*	4,000	96,000
VF Corp.	1,800	347,508
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,000	2,584

		2,320,211

Thrifts & Mortgage Finance — 0.1%
Bank Mutual Corp.	1,700	9,588
Doral Financial Corp.*	1,000	830
Everbank Financial Corp.	5,200	86,112
First Defiance Financial Corp.	1,000	22,550
Home Loan Servicing Solutions Ltd.	3,600	86,292
OceanFirst Financial Corp.	2,800	43,540
Provident Financial Holdings, Inc.	100	1,588
Provident Financial Services, Inc.	1,800	28,404
WSFS Financial Corp.	200	10,478

		289,382

Tobacco — 0.7%
Alliance One International, Inc.*	1,900	7,220
Altria Group, Inc.	36,000	1,259,640
British American Tobacco PLC (United Kingdom)	3,081	158,024
Imperial Tobacco Group PLC (United Kingdom)	1,566	54,301
Japan Tobacco, Inc. (Japan)	1,715	60,535
Philip Morris International, Inc.	11,900	1,030,778
Swedish Match AB (Sweden)	359	12,743

		2,583,241

Trading Companies & Distributors — 0.4%
Aceto Corp.	1,300	18,109
Brenntag AG (Germany)	79	12,007
Bunzl PLC (United Kingdom)	513	10,006
DXP Enterprises, Inc.	1,500	99,900
ITOCHU Corp. (Japan)	2,400	27,753
Kaman Corp.	300	10,368
Marubeni Corp. (Japan)	2,600	17,377
Mitsubishi Corp. (Japan)	2,200	37,584
Mitsui & Co. Ltd. (Japan)	2,700	33,859
Noble Group Ltd. (Bermuda)	5,781	4,397
Rexel SA (France)	237	5,340
Sojitz Corp. (Japan)	1,900	3,152
Sumitomo Corp. (Japan)	1,800	22,434
Toyota Tsusho Corp. (Japan)	300	7,714
Travis Perkins PLC (United Kingdom)	391	8,658
W.W. Grainger, Inc.	4,900	1,235,682
Wolseley PLC (United Kingdom)	437	20,163

		1,574,503

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	635	11,064
Aeroports de Paris (France)	46	4,472
Atlantia SpA (Italy)	580	9,460
Auckland International Airport Ltd. (New Zealand)	1,438	3,307
Fraport AG Frankfurt Airport Services Worldwide (Germany)	55	3,324
Groupe Eurotunnel SA (France)	870	6,615
Hutchison Port Holdings Trust (Singapore)	8,100	5,953
Kamigumi Co. Ltd. (Japan)	400	3,219
Koninklijke Vopak NV (Netherlands)	109	6,434
Mitsubishi Logistics Corp. (Japan)	200	2,791
Sydney Airport (Australia)	578	1,783
Transurban Group (Australia)	2,148	13,265

		71,687

Water Utilities — 0.1%
American States Water Co.	2,100	112,707
American Water Works Co., Inc.	1,600	65,968
Connecticut Water Service, Inc.	100	2,870
Severn Trent PLC (United Kingdom)	369	9,344
United Utilities Group PLC (United Kingdom)	1,058	11,007

		201,896

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	835	43,481
Millicom International Cellular SA (Luxembourg)	97	6,986
NTT DoCoMo, Inc. (Japan)	24	37,337
Shenandoah Telecommunications Co.	800	13,344
Softbank Corp. (Japan)	1,500	87,315
StarHub Ltd. (Singapore)	1,000	3,288
Tele2 AB (Sweden) (Class B Stock)	493	5,789
Vodafone Group PLC (United Kingdom)	77,728	222,745

		420,285

TOTAL COMMON STOCKS (cost $188,795,020)		239,477,405

EXCHANGE TRADED FUND — 0.2%
iShares MSCI EAFE Index Fund (cost $679,021)	12,300	705,774

PREFERRED STOCKS
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom)*	355,691	541
Automobiles
Bayerische Motoren Werke AG (Germany)	81	5,532
Volkswagen AG (Germany)	231	46,658

		52,190

Banking
Citigroup Capital XIII (Capital security, fixed to floating preferred)(b)	3,000	83,550
Household Products
Henkel AG & Co. KGaA (Germany)	294	27,609
Media
ProSiebenSat.1 Media AG (Germany)*	165	7,077
Multi-Utilities
RWE AG (Germany)	61	1,883

TOTAL PREFERRED STOCKS (cost $127,605)		172,850

	Units
RIGHTS*
Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 07/05/13	1,293	720
Real Estate Management & Development
New World Development Ltd. (Hong Kong)	71	—
Specialty Retail
Groupe Fnac (France), expiring 05/15/15	1	3

TOTAL RIGHTS (cost $760)		723

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 9.5%
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	125	132,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14	125	128,750

					261,250

Airlines — 0.1%
Continental Airlines, Inc., Pass-thru Certs. Ser. 01A1(c)	Baa2	6.703%	12/15/22	31	33,082
Continental Airlines, Inc., Pass-thru Certs. Ser. 2-A(a)	Baa2	4.000%	04/29/26	115	114,712
Continental Airlines, Inc., Pass-thru Certs. Ser. A	Baa2	7.250%	05/10/21	111	129,492
Delta Air Lines, Inc., Pass-thru Certs. Ser. A	Baa1	5.300%	10/15/20	189	203,049
Delta Air Lines, Inc., Pass-thru Certs. Ser. 071A	Baa1	6.821%	02/10/24	76	85,565

					565,900

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	265	276,832
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14	85	90,756
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	55	60,428

					428,016

Banking — 2.2%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	345	318,544
Banco Bradesco SA (Brazil), Sub. Notes	Baa2	8.750%		04/24/15	430	437,568
Bank of America Corp., Jr. Sub. Notes, Ser. K,(a)	B1	8.000	%(b)	12/29/49	380	423,225
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%		07/12/16	95	99,587
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	5.000%		05/13/21	80	85,301
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	205	227,559
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%		09/01/17	135	151,329
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	265	318,470
Bank of America Corp., Sub. Notes	Baa3	5.750%		08/15/16	355	385,766
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	5.300%		10/30/15	100	109,173
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	A2	6.400%		10/02/17	90	103,810
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes(a)	A2	7.250%		02/01/18	220	261,963
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%		05/15/18	280	320,527
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%		07/15/39	200	264,148
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	65	81,902
Citigroup, Inc., Sub. Notes	Baa3	5.000%		09/15/14	82	85,217
Citigroup, Inc., Sub. Notes	Baa3	6.125%		08/25/36	165	161,550
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	270	288,873
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%		01/24/22	180	198,542
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	6.250%		09/01/17	5	5,666
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	6.250%		02/01/41	90	101,789
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%		01/15/17	10	10,838
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	Baa1	6.450%		05/01/36	235	236,457
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%		10/01/37	52	53,267
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%		12/15/20	20	23,863
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(a)	Baa2	3.125%		01/15/16	200	196,652
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1,(a)	Ba1	7.900	%(b)	04/29/49	300	339,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%		10/15/20	220	228,676
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	5.400%		01/06/42	150	158,661
JPMorgan Chase & Co., Sub. Notes(a)	A3	3.375%		05/01/23	105	97,772
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	6.375%		01/21/21	200	230,852
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	A2	5.800%		01/13/20	195	219,416
Morgan Stanley, Notes, GMTN	Baa1	5.450%		01/09/17	460	497,144
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	Baa1	5.500%		07/28/21	110	117,461
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%		09/23/19	285	306,327
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%		07/24/42	145	161,770
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes	Ba1	6.346	%(b)	07/29/49	150	163,125
PNC Funding Corp., Gtd. Notes(a)	A3	6.700%		06/10/19	65	77,937
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Baa1	6.400%		10/21/19	250	277,773

Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%		09/24/15	110	112,786
US BanCorp, Sub. Notes, MTN	A2	2.950%		07/15/22	130	120,594
Wells Fargo & Co., Sub. Notes, Ser. M, MTN(a)	A3	3.450%		02/13/23	175	167,131

						8,228,011

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%		01/20/43	65	62,232
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	NR	5.250	%(d)	02/06/12	345	84,094
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	NR	6.875	%(d)	05/02/18	100	24,625
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%		09/13/16	100	98,884

						269,835

Building Materials & Construction — 0.2%
DR Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18	150	147,375
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	6.375%	01/15/16	150	165,585
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	200	196,000
Owens Corning, Gtd. Notes	Ba1	4.200%	12/15/22	90	87,209

					596,169

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	125	141,875
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37	40	47,828
Comcast Corp., Gtd. Notes	A3	6.500%	11/15/35	110	133,117
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37	65	81,817
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	45	47,273
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	25	25,954
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42	200	178,415

					656,279

Capital Goods — 0.2%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	160	162,000
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17	125	141,563
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.500%	03/15/16	50	55,603
Clean Harbors, Inc., Gtd. Notes(a)	Ba2	5.250%	08/01/20	125	126,875
General Electric Co., Sr. Unsec’d. Notes(a)	Aa3	4.125%	10/09/42	40	37,220
SPX Corp., Gtd. Notes	Ba2	7.625%	12/15/14	100	106,000
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125%	07/15/38	60	73,141
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	160	169,876

					872,278

Chemicals — 0.1%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18	135	133,650
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	82	120,012
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	25	24,022
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	75	76,377
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25	100	117,031

					471,092

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	300	347,144
Spectrum Brands, Inc., Sr. Sec’d. Notes	Ba3	9.500%	06/15/18	125	136,875

					484,019

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	35	40,159
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	115	137,308
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.875%	07/31/20	125	135,625
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	A3	6.950%	03/15/33	120	158,377
Duke Energy Carolinas LLC, First Mortgage Bonds	A1	6.050%	04/15/38	55	64,746
Duke Energy Progress, Inc., First Mortgage Bonds	A1	4.100%	03/15/43	225	205,607
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	135	147,379
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	30	32,107
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	2.750%	03/15/18	180	175,237
Florida Power & Light Co., First Mortgage Bonds	Aa3	5.950%	10/01/33	60	72,948
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	30	30,538
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF,	Baa2	5.050%	11/15/14	90	94,818

MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	115	127,767
Nevada Power Co., Gen. Ref. Mtge.	A3	6.500%	05/15/18	280	334,090
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	100	111,308
NSTAR Electric Co., Sr. Unsec’d. Notes	A2	4.875%	04/15/14	110	113,734
NSTAR LLC, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	90	100,180
Public Service Co. of Colorado, First Mortgage Bonds	A2	3.950%	03/15/43	35	32,200
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	55	66,100
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	125	150,936
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	105	104,398
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	36	40,443

					2,476,005

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	70	75,942
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	40	39,772
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	80	79,612

					195,326

Energy — Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	300	344,994
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	50	57,937
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	25	30,038
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(a)	Ba3	9.500%	05/15/16	150	156,563
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	140	137,618
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	Baa3	7.500%	01/15/20	130	159,636
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	250	253,972
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	105	103,765
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	115	120,537
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	265	268,869

					1,633,929

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	235	338,215
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	177	186,176
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	215	221,636
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	145	178,959
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/07)(c)(e)	A2	6.000%	11/27/17	150	174,580
Constellation Brands, Inc., Gtd. Notes	Ba1	8.375%	12/15/14	175	189,000
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	125	138,281
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	150	158,813
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	150	169,430

					1,755,090

Healthcare & Pharmaceutical — 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	85	78,953
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	65	58,006
Actavis, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	75	86,410
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	210	209,147
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	120	124,112
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.450%	09/15/37	110	135,133
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	310	316,819
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	70	77,856
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	4.200%	03/18/43	145	135,937
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	20	19,105
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	250	273,876
Merck Sharp & Dohme Corp., Gtd. Notes	A1	5.950%	12/01/28	30	35,767

Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%		07/15/17	125	138,401
Mylan, Inc., Sr. Unsec’d. Notes, 144A	Baa3	1.800%		06/24/16	50	49,864
Sanofi (France), Sr. Unsec’d. Notes	A1	1.250%		04/10/18	140	135,602
Wyeth LLC, Gtd. Notes	A1	5.500%		02/01/14	35	36,033
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	3.250%		02/01/23	20	19,002
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%		02/01/43	25	23,347

						1,953,370

Healthcare Insurance — 0.3%
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.875%		03/15/41	50	55,814
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%		11/15/36	140	159,365
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.125%		01/15/15	540	579,578
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%		06/15/17	60	69,163
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%		06/15/37	100	119,745
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%		11/15/37	80	97,324
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		05/15/42	45	41,741
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%		01/15/43	125	116,511

						1,239,241

Insurance — 0.8%
ACE INA Holdings, Inc., Gtd. Notes	A3	4.150%		03/13/43	70	64,529
Allied World Assurance Co. Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%		11/15/20	80	86,641
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%		06/15/43	20	19,717
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%		12/15/20	260	301,518
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18	155	192,222
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%		06/01/20	160	177,461
Chubb Corp. (The), Jr. Sub. Notes(a)	A3	6.375	%(b)	03/29/67	210	224,700
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN	Baa3	6.000%		01/15/19	90	101,457
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%		03/15/34	180	204,942
Lincoln National Corp., Jr. Sub. Notes	Baa3	6.050	%(b)	04/20/67	40	39,187
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%		10/09/37	110	126,446
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%		06/15/40	90	111,860
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%		07/01/19	70	89,749
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%		03/30/43	25	23,595
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%		06/15/35	135	149,671
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%		06/15/34	15	18,128
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%		06/01/16	50	57,227
New York Life Insurance Co., Sub. Notes, 144A(a)	Aa2	6.750%		11/15/39	110	136,388
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%		03/30/40	60	67,551
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%		04/30/20	105	119,905
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%		06/15/39	150	199,349
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%		09/15/42	15	14,391
Progressive Corp. (The), Jr. Sub. Notes	A2	6.700	%(b)	06/15/67	110	118,800
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%		12/16/39	240	293,098
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%		09/15/20	50	55,108
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%		05/15/15	110	117,129
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%		08/15/19	90	100,596
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%		09/15/14	15	15,739

						3,227,104

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	Baa3	5.750%		07/01/22	200	212,000
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%		09/15/22	130	121,045
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.750%		05/15/18	500	591,182
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%		03/01/18	60	58,927

						983,154

Media & Entertainment — 0.3%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	175	185,500
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	100	135,776
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	70	77,733
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	125	152,379
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	125	132,500
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	160	191,670
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	25	27,518
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	30	33,102
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	20	25,211
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	38	32,231

					993,620

Metals — 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	Baa2	4.100%	05/01/23	70	58,482
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	115	115,288
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(f)	5.000%	06/01/15	115	123,022
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	95	101,551
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15	105	105,033
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	150	152,703

					656,079

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(j)	A1	6.000%	08/07/19	600	696,561
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	A1	6.875%	01/10/39	170	209,508
General Electric Capital Corp., Sub. Notes(a)	A2	5.300%	02/11/21	100	109,697
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	90	99,900

					1,115,666

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	250	231,250
Crown Amer/Cap Corp. IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23	150	141,375

					372,625

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(c)(e)	Baa2	5.400%	11/01/20	40	44,604
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	30	31,914
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	175	210,028
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21	85	104,327
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	50	48,177
Rock Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22	95	97,914

					536,964

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	03/15/44	160	151,751
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.875%	03/01/33	35	41,645
NiSource Finance Corp., Gtd. Notes	Baa3	4.800%	02/15/44	40	36,220
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	55	61,195
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	70	78,060

					368,871

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.450%	03/15/43	100	93,182
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	135	162,647

CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37	170	195,550
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	2.903%	02/15/23	97	91,481
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	20	22,561
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	4.250%	04/15/43	140	132,799

					698,220

Real Estate Investment Trusts — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	44	47,520
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14	100	100,999
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	115	140,896
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	11	12,764
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	30	30,883
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	30	29,436
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	530	622,693

					985,191

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	160	180,356
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43	110	104,491
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	60	71,470
Ltd Brands, Inc., Gtd. Notes	Ba1	6.625%	04/01/21	125	135,781
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	45	45,118

					537,216

Technology — 0.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	Aa1	2.400%	05/03/23	285	264,327
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	60	62,099
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	70	72,993
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	445	464,890

					864,309

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	33	33,391
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39	215	246,876
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	50	75,272
Embarq Corp., Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11-05/11/11)(c)(e)	Baa3	7.082%	06/01/16	75	84,040
Embarq Corp., Sr. Unsec’d. Notes (original cost $199,986; purchased 05/12/06)(c)(e)	Baa3	7.995%	06/01/36	200	211,029
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	5.250%	11/15/13	90	91,128
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	A2	5.500%	11/15/19	40	43,853
Windstream Corp., Gtd. Notes	B1	8.125%	08/01/13	100	100,393

					885,982

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	235	312,411
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	160	240,811
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	245	240,831
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	50	61,269
Reynolds American, Inc., Gtd. Notes	Baa2	6.750%	06/15/17	220	254,932
Reynolds American, Inc., Gtd. Notes	Baa2	7.250%	06/15/37	35	41,641

					1,151,895

Transportation — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(c)(e)	Baa1	6.375%	10/15/17	296	343,705

ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(c)(e)	Baa1	7.000%		10/15/37	20	23,550
FedEx Corp., Gtd. Notes(a)	Baa1	4.100%		04/15/43	65	57,384
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $39,984; purchased 07/10/12)(c)(e)	Baa3	2.500%		07/11/14	40	40,570
Penske Truck Leasing Co. LP/PTL Finance Corp., UnSec’d. Notes, 144A (original cost $59,942; purchased 05/08/12)(c)(e)	Baa3	3.125%		05/11/15	60	61,998

						527,207

TOTAL CORPORATE BONDS (cost $34,035,720)						35,989,913

ASSET-BACKED SECURITIES — 2.0%
Non-Residential Mortgage-Backed Securities — 1.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668	%(b)	04/20/25	250	245,445
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.526	%(b)	10/20/19	366	359,024
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466	%(b)	07/13/25	300	298,260
Apidos CDO VIII (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.778	%(b)	10/17/21	300	299,963
Ares Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.536	%(b)	01/26/20	177	173,930
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.375	%(b)	04/17/25	250	245,283
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.663	%(b)	03/24/17	500	494,535
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.536	%(b)	01/19/25	250	245,750
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	A2	1.043	%(b)	06/15/18	600	595,971
Gulf Stream — Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.504	%(b)	08/21/20	100	99,304
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450	%(b)	04/15/24	300	299,995
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	Aaa	0.492	%(b)	04/15/21	500	494,158
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744	%(b)	05/18/23	250	250,671
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.196	%(b)	04/20/21	250	249,625
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470	%(b)	07/22/25	250	248,075
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.327	%(b)	04/15/25	300	300,751
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(f)	2.924	%(b)	08/17/22	250	251,104
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(f)	2.976	%(b)	10/20/23	250	251,300

Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.533	%(b)	05/27/20	155	152,722
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.526	%(b)	04/27/21	296	290,890
Trimaran CLO VI Delaware Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.524	%(b)	11/01/18	227	224,878
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393	%(b)	07/15/25	300	299,370

						6,371,004

Residential Mortgage-Backed Securities — 0.4%
ABS, Inc., Series 2004-3, Class M1	B1	5.272	%(b)	07/25/34	85	72,900
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	B2	1.843	%(b)	03/25/33	62	52,988
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	Ba1	0.943	%(b)	03/25/34	520	481,998
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	B3	4.617	%(b)	07/25/35	58	51,907
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.682	%(b)	01/20/35	49	46,272
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	Baa2	1.243	%(b)	12/27/33	404	386,396
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1	Caa3	1.093	%(b)	07/25/32	105	94,008
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1	B2	1.468	%(b)	09/25/32	108	98,312
RASC Trust, Series 2004-KS2, Class MI1	Caa2	4.710	%(b)	03/25/34	27	18,523
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	Ba3	0.958	%(b)	02/25/34	188	169,246

						1,472,550

TOTAL ASSET-BACKED SECURITIES (cost $7,747,757)						7,843,554

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.600%		07/10/46	500	500,292
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	Aaa	5.369%		10/10/45	600	614,173
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153%		11/10/38	288	288,644
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class ASB	Aaa	5.413%		10/15/49	520	532,432
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4(a)	Aaa	5.696	%(b)	12/10/49	100	113,213
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	Aaa	2.815%		04/10/46	100	92,281
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class A3	AAA(f)	5.772	%(b)	05/15/46	8	8,364
COMM Mortgage Trust, Series 2013-CR7, Class A3	Aaa	2.929%		03/10/46	200	186,719
COMM Mortgage Trust, Series 2013-CR8, Class A4	Aaa	3.334%		06/10/46	600	578,704
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	AAA(f)	1.895	%(b)	09/15/30	352	12,504
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A2	Aaa	1.765%		10/15/45	400	396,561
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	AAA(f)	5.100	%(b)	08/15/38	1,200	1,279,694
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4	Aaa	5.230	%(b)	12/15/40	639	686,331
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-C1, Class A4	AAA(f)	5.392	%(b)	02/15/39	800	873,926
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class X1, I/O	AA+(f)	1.476	%(b)	05/25/22	2,981	297,438

FHLMC Multifamily Structured Pass Through Certificates, Series K021, Class X1, I/O	AA+(f)	1.514	%(b)	06/25/22	897	93,280
FHLMC Multifamily Structured Pass Through Certificates, Series K501, Class X1A, I/O	Aaa	1.754	%(b)	08/25/16	1,180	47,607
FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class X1, I/O	AA+(f)	1.784	%(b)	05/25/19	2,491	216,998
FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class X1, I/O	AA+(f)	1.711	%(b)	07/25/19	2,495	212,108
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	305	313,973
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2005-C1, Class A5	AAA(f)	4.697%		05/10/43	645	676,301
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4	Aaa	4.895%		09/12/37	500	532,755
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class ASB	Aaa	5.285	%(b)	01/12/43	215	221,157
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3	Aaa	4.697%		07/15/42	31	31,440
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	Aa2	4.780%		07/15/42	100	105,129
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%		12/15/47	200	182,344
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	Aaa	5.523%		05/12/45	433	454,421
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	Aaa	3.139%		06/15/45	300	300,644
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	AAA(f)	2.875%		12/15/47	500	460,021
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	Aaa	2.694%		04/15/46	200	185,144
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2	AAA(f)	5.084%		02/15/31	3	2,800
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A3	Aaa	4.615%		08/12/39	57	57,105
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	5.892	%(b)	06/12/46	480	533,151
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	Aaa	5.331%		03/12/51	279	279,429
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class ASB	Aaa	5.737	%(b)	06/12/50	1,194	1,235,624
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	Aaa	4.105	%(b)	07/15/46	200	201,876

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%		12/15/48	200	188,641
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.416	%(b)	03/12/44	500	537,850
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	AAA(f)	5.681	%(b)	10/15/42	636	693,295
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	Aaa	5.439%		02/12/44	186	190,305
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	Aaa	5.444%		02/12/44	729	754,550
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	AAA(f)	5.647	%(b)	06/11/42	163	165,657
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%		12/10/45	200	187,122

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%		03/10/46	500	470,174
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%		04/10/46	200	187,489
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179	%(b)	07/15/42	135	143,779

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,152,726)						16,323,445

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	Ba3	5.250%		09/25/19	87	89,208
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	Caa2	6.000%		01/25/36	402	311,077
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	B2	2.945	%(b)	02/25/35	76	73,683
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	Caa1	2.850	%(b)	03/25/35	80	75,053
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A5	B2	2.895	%(b)	02/25/37	231	227,302
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	B1	2.990	%(b)	07/25/35	139	136,288
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	A+(f)	7.000%		12/25/33	10	9,848
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	Baa1	5.000%		04/25/19	110	113,270
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	Baa3	2.537	%(b)	02/25/34	123	121,907
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	CCC(f)	5.000%		03/25/20	47	48,241

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,305,399)						1,205,877

FOREIGN AGENCIES — 0.8%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A	Aaa	2.700%		11/25/14	1,220	1,258,015
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%		06/29/20	100	105,873
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	Aaa	1.125%		05/23/18	382	368,630
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes(a)	Aaa	2.375%		08/25/21	115	113,206
Petrobras Global Finance BV (Netherlands), Gtd. Notes	A3	2.000%		05/20/16	195	190,951
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21	300	319,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	Baa1	3.500%		01/30/23	115	106,088
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.299%		05/15/17	460	488,152

TOTAL FOREIGN AGENCIES (cost $2,939,260)						2,950,415

MUNICIPAL BONDS — 0.5%
Bay Area Toll Auth., Taxable, Revenue Bonds, BABs	Aa3	6.263%		04/01/49	220	258,724
Chicago O’Hare Int’l. Arpt., BABs	A2	6.395%		01/01/40	160	189,150
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub.B, Direct Pay, BABs	Aa2	6.731%		07/01/43	160	186,003
New Jersey State Tpk. Auth. Rev., Tax. Issuer Subs., Ser. F, BABs	A3	7.414%		01/01/40	165	220,423
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	Aa1	5.767%		08/01/36	190	220,457
Ohio State University Gen. Rcpts., BABs	Aa1	4.910%		06/01/40	65	64,362

Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	Aaa	4.879%	12/01/34	45	46,635
Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser.A, BABs	Aa2	5.834%	11/15/34	70	83,056
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	A1	5.511%	12/01/45	80	86,524
State of California, GO, BABs(a)	A1	7.300%	10/01/39	210	272,752
State of California, GO, Tax. Var. Purp., BABs	A1	7.500%	04/01/34	15	19,553
State of Illinois, Taxable, GO	A3	4.421%	01/01/15	90	93,934
Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs	Aaa	5.028%	04/01/26	50	55,571

TOTAL MUNICIPAL BONDS (cost $1,545,162)					1,797,144

SOVEREIGN BONDS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	3.625%	03/15/22	100	98,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	118	105,020
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	160	144,400

TOTAL SOVEREIGN BONDS (cost $380,403)					347,420

	Interest Rate		Maturity Date		Principal Amount(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Bank(a)	0.250%		02/20/15		330	329,534
Federal Home Loan Bank	5.500%		07/15/36		135	165,981
Federal Home Loan Mortgage Corp.	0.875%		03/07/18		110	106,445
Federal Home Loan Mortgage Corp.	2.619	%(b)	12/01/35		86	91,463
Federal Home Loan Mortgage Corp.	3.500%		TBA	(m)	500	506,406
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 11/01/39		1,128	1,183,180
Federal Home Loan Mortgage Corp.	4.500%		TBA	(m)	2,000	2,104,688
Federal Home Loan Mortgage Corp.	4.500%		10/01/39		707	744,230
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 10/01/35		771	824,917
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 10/01/37		630	683,929
Federal Home Loan Mortgage Corp.	6.000%		01/01/34		162	178,195
Federal Home Loan Mortgage Corp.	7.000%		10/01/31 - 05/01/32		68	78,826
Federal National Mortgage Association	2.373	%(b)	07/01/37		298	315,202
Federal National Mortgage Association	2.500%		TBA	(m)	2,000	2,011,562
Federal National Mortgage Association	2.500%		TBA	(m)	2,500	2,508,984
Federal National Mortgage Association	3.000%		TBA	(m)	1,500	1,539,609
Federal National Mortgage Association	3.500%		TBA	(m)	4,000	4,060,625
Federal National Mortgage Association	3.500%		TBA	(m)	2,000	2,025,000
Federal National Mortgage Association	3.500%		06/01/39		346	351,393
Federal National Mortgage Association	4.500%		TBA	(m)	2,000	2,112,500
Federal National Mortgage Association	4.500%		07/01/19 - 09/01/39		1,102	1,167,325
Federal National Mortgage Association	5.000%		TBA	(m)	1,500	1,614,258
Federal National Mortgage Association	5.000%		10/01/18 - 02/01/36		536	575,492
Federal National Mortgage Association	5.500%		12/01/16 - 07/01/34		970	1,064,040

Federal National Mortgage Association	6.000%		TBA	(m)	1,000	1,087,500
Federal National Mortgage Association	6.000%		09/01/17 - 08/01/38		1,637	1,810,734
Federal National Mortgage Association	6.500%		07/01/17 - 10/01/37		1,358	1,511,827
Federal National Mortgage Association	7.000%		06/01/32		37	43,566
Federal National Mortgage Association	7.500%		09/01/30		3	3,840
Federal National Mortgage Association	8.000%		12/01/23		6	7,080
Federal National Mortgage Association	8.500%		02/01/28		7	8,082
Government National Mortgage Association	3.000%		TBA	(m)	500	494,453
Government National Mortgage Association	3.000%		TBA	(m)	1,000	986,250
Government National Mortgage Association	3.500%		TBA	(m)	1,500	1,538,672
Government National Mortgage Association	4.000%		TBA	(m)	1,500	1,574,297
Government National Mortgage Association	4.500%		TBA	(m)	750	798,955
Government National Mortgage Association	5.500%		07/15/33 - 02/15/36		1,020	1,135,213
Government National Mortgage Association	6.500%		09/15/23 - 08/15/32		330	369,437
Government National Mortgage Association	7.000%		06/15/24 - 05/15/31		64	74,778
Government National Mortgage Association	7.500%		04/15/29 - 05/15/31		8	8,903
Government National Mortgage Association	8.000%		08/15/22 - 06/15/25		70	79,402

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,234,082)						37,876,773

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds	2.750%		11/15/42		150	129,328
U.S. Treasury Bonds	2.875%		05/15/43		325	287,625
U.S. Treasury Bonds	3.125%		02/15/43		1,695	1,582,177
U.S. Treasury Inflation Indexed Bonds	0.125%		04/15/18 - 01/15/23		1,505	1,530,962
U.S. Treasury Notes	0.250%		12/15/14		545	545,128
U.S. Treasury Notes	0.375%		06/15/15		1,475	1,475,460
U.S. Treasury Notes(a)	0.500%		06/15/16		875	871,308
U.S. Treasury Notes	0.500%		07/31/17		1,615	1,576,266
U.S. Treasury Notes	0.750%		12/31/17		1,135	1,110,437
U.S. Treasury Notes	0.875%		01/31/18		1,110	1,090,229
U.S. Treasury Notes	1.000%		08/31/16 - 03/31/17		3,690	3,697,675
U.S. Treasury Notes	1.375%		06/30/18		2,705	2,703,520
U.S. Treasury Notes	3.125%		05/15/21		1,345	1,444,299
U.S. Treasury Strip Coupon	3.820	%(k)	08/15/26		1,945	1,289,634
U.S. Treasury Strip Coupon	3.880	%(k)	11/15/26		470	307,985
U.S. Treasury Strip Coupon	4.160	%(k)	02/15/28		3,250	2,009,677
U.S. Treasury Strip Principal	0.500	%(g)	11/15/15		850	839,851

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,946,857)						22,491,561

TOTAL LONG-TERM INVESTMENTS (cost $313,889,772)						367,182,854

SHORT-TERM INVESTMENTS — 12.9%

					Shares	Value
AFFILIATED MUTUAL FUNDS — 12.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $20,976,609)(h)					2,162,375	20,088,466

Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,682,189; includes $10,535,315 of cash collateral for securities on loan)(h)(i)		28,682,189	28,682,189

TOTAL AFFILIATED MUTUAL FUNDS (cost $49,658,798)			48,770,655

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $20,698)	Deutsche Bank AG	2,435	325

		Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.030%, 09/19/13(j)(l) (cost $369,963)		370	369,971

TOTAL SHORT-TERM INVESTMENTS (cost $50,049,459)			49,140,951

TOTAL INVESTMENTS — 109.6% (cost $363,939,231)(n)			416,323,805
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (9.6)%			(36,628,214)

NET ASSETS — 100.0%			$379,695,591

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

CVA—Certificate Van Anadelen (Bearer)

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

I/O—Interest Only

LIBOR—London Interbank Offered Rate

MSCI EAFE—Morgan Stanley Capital International Europe, Australasia and Far East

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

REIT—Real Estate Investment Trust

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

*	Non-income producing security.
†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,200,421; cash collateral of $10,535,315 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a restricted security; the aggregate cost of the restricted securities is $889,045. The aggregate value, $984,076, is approximately 0.3% of net assets.
(f)	Standard & Poor’s Rating.
(g)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.
(h)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	Rate shown reflects the effective yield at June 30, 2013.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	All or partial principal amounts of $24,250,000 represents to-be-announced (“TBA”) mortgage dollar roll.
(n)	The United States federal income tax basis of the Series’ investments was $367,573,236; accordingly, net unrealized appreciation on investments for federal income tax purposes was $48,750,569 (gross unrealized appreciation $56,303,968; gross unrealized depreciation $7,553,399). The difference between book and tax basis was attributable to deferred losses on wash sales, investments in passive foreign investments companies and trust preferred securities as of the most recent fiscal year end.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
15	10 Year U.S. Treasury Notes	Sep. 2013	$1,895,253	$1,898,438	$3,185
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	442,222	441,937	(285)
183	5 Year U.S. Treasury Notes	Sep. 2013	22,262,800	22,151,578	(111,222)
9	Euro STOXX 50 Index	Sep. 2013	313,514	304,350	(9,164)
2	FTSE 100 Index	Sep. 2013	193,012	187,428	(5,584)
3	MSCI EAFE Index Mini	Sep. 2013	256,985	245,955	(11,030)
1	Nikkei 225 Index	Sep. 2013	65,803	69,200	3,397
35	S&P 500 E-Mini	Sep. 2013	2,854,240	2,798,775	(55,465)
1	TOPIX Index	Sep. 2013	112,354	114,035	1,681

					(184,487)

	Short Positions:
18	2 Year U.S. Treasury Notes	Sep. 2013	3,959,462	3,960,000	(538)
21	30 Year U.S. Treasury Bonds	Sep. 2013	2,943,130	2,852,719	90,411

					89,873

					$(94,614)

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,805	06/07/16	0.654%	3 month LIBOR(2)	$(6,469)	$—	$(6,469)	JPMorgan Chase Bank
2,855	08/31/16	0.934%	3 month LIBOR(2)	14,050	—	14,050	Credit Suisse International
890	08/31/16	0.975%	3 month LIBOR(1)	(5,643)	—	(5,643)	JPMorgan Chase Bank
890	08/31/16	0.978%	3 month LIBOR(1)	(5,751)	—	(5,751)	JPMorgan Chase Bank
245	09/14/16	1.206%	3 month LIBOR(1)	(3,357)	—	(3,357)	Deutsche Bank AG

2,490	11/30/16	0.945%	3 month LIBOR(1)	102	—	102	Citibank NA
1,570	02/28/17	0.680%	3 month LIBOR(2)	(18,256)	—	(18,256)	Citibank NA
915	08/31/17	0.751%	3 month LIBOR(1)	18,497	—	18,497	Bank of Novia Scotia
1,575	11/30/17	1.107%	3 month LIBOR(1)	19,217	—	19,217	Barclays Bank PLC
1,365	11/30/17	1.155%	3 month LIBOR(1)	13,971	—	13,971	Morgan Stanley Capital Services
420	03/15/18	0.885%	3 month LIBOR(1)	9,730	—	9,730	Bank of Nova Scotia
420	03/18/18	1.049%	3 month LIBOR(2)	(6,495)	—	(6,495)	Bank of Novia Scotia
382	05/17/18	0.989%	3 month LIBOR(1)	9,046	—	9,046	Credit Suisse International
620	11/15/19	1.444%	3 month LIBOR(2)	(18,843)	—	(18,843)	Morgan Stanley Capital Services
970	02/15/20	1.355%	3 month LIBOR(2)	(41,507)	—	(41,507)	Morgan Stanley Capital Services
620	02/15/20	1.505%	3 month LIBOR(1)	20,644	—	20,644	Morgan Stanley Capital Services

				$(1,064)	$—	$(1,064)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
1,605	11/30/17	1.417%	3 month LIBOR(1)	$157	$(198)	$(355)
1,560	11/30/17	1.418%	3 month LIBOR(1)	157	(258)	(415)
1,610	11/30/17	1.457%	3 month LIBOR(1)	157	(2,811)	(2,968)

				$471	$(3,267)	$(3,738)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	240	$(1,142)	$—	$(1,142)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	300	(2,975)	—	(2,975)	Morgan Stanley Capital Services, Inc.
Simon Property Group LP.	06/20/18	0.970%	500	(4,605)	—	(4,605)	Morgan Stanley Capital Services, Inc.

				$(8,722)	$—	$(8,722)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$221,879,505	$17,597,900	$—
Exchange Traded Fund	705,774	—	—
Preferred Stocks	83,550	89,300	—
Rights	723	—	—
Corporate Bonds	—	35,424,013	565,900
Asset-Backed Securities	—	6,748,224	1,095,330
Collateralized Mortgage Obligations	—	16,121,569	201,876
Commercial Mortgage-Backed Securities	—	1,205,877	—
Foreign Agencies	—	2,950,415	—
Municipal Bonds	—	1,797,144	—
Sovereign Bonds	—	347,420	—
U.S. Government Agency Obligations	—	37,876,773	—
U.S. Treasury Obligations	—	22,861,532	—
Affiliated Mutual Funds	48,770,655	—	—
Option Purchased	—	325	—
Other Financial Instruments*
Futures Contracts	(94,614)	—	—
Interest Rate Swaps	(3,738)	(1,064)	—
Credit Default Swap Agreements	—	(8,722)	—

Total	$271,341,855	$143,010,706	$1,863,106

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Fair value of Level 2 investments at 09/30/12 was $127,645,374. An amount of $9,808,047 was transferred from Level 1 to Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Series values its securities and the earlier closing of foreign markets.

Fair value of Level 2 investments at 09/30/12 was $127,645,374, which was a result of valuing investments using third party vendor modeling tools. An amount of $38,212 was transferred from Level 2 into Level 1 at 06/30/13 as a result of using quoted prices in active market for such foreign securities.

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of June 30, 2013 categorized by risk exposure:

Derivative Fair Value at 06/30/13
Credit contracts	$(8,722)
Equity contracts	(75,442)
Interest rate contracts	(22,926)

Total	$(107,090)

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedules of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 22, 2013

*	Print the name and title of each signing officer under his or her signature.